As filed with the Securities and Exchange Commission on September 16, 2009

Securities Act of 1933 File No. 33-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40

MATTHEWS INTERNATIONAL FUNDS

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (415) 788-6036

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Name and Address of Agent for Service)

Copies To:

David A. Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street

 San Francisco, CA 94105

It is proposed that this filing will become effective

☐                                    immediately upon filing pursuant to paragraph (b)

☐                                    on                          pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on                          pursuant to paragraph (a)(1)

☒                                  75 days after filing pursuant to paragraph (a)(2)

☐                                    on                            pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated September 16, 2009

Matthews Asia Funds

PROSPECTUS

                         April 29, 2009

As amended November XX, 2009

ASIAN GROWTH AND INCOME FUND

ASIA DIVIDEND FUND*

CHINA DIVIDEND FUND

ASIA PACIFIC FUND

PACIFIC TIGER FUND

CHINA FUND

INDIA FUND

JAPAN FUND

KOREA FUND

ASIA SMALL COMPANIES FUND

ASIAN TECHNOLOGY FUND

* Formerly known as “Asia Pacific Equity Income Fund”

matthewsasia.com

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

CONTENTS

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800-789-ASIA [2742] or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Please see important information about market timing and redemption fees on page XXXX.

Investment Objectives of the Funds	X

Principal Investment Strategies	X

Principal Risks of Investing in the Funds	X

Asia Growth and Income Strategies
Matthews Asian Growth and Income Fund	X

Matthews Asia Dividend Fund	X

Matthews China Dividend Fund	X

Asia Growth Strategies
Matthews Asia Pacific Fund	X

Matthews Pacific Tiger Fund	X

Matthews China Fund	X

Matthews India Fund	X

Matthews Japan Fund	X

Matthews Korea Fund	X

Asia Small Company Strategy
Matthews Asia Small Companies Fund	X

Asia Specialty Strategy
Matthews Asian Technology Fund	X

Management of the Funds	X

Shareholder Information:	X

Pricing of Fund Shares	X
Purchasing Shares	X
Exchanging Shares	X
Selling (Redeeming) Shares	X
Market Timing Activities and Redemption Fees	X
Other Shareholder Information	X

General Information	X

Privacy Statement	X

Investment Objectives of the Funds

Matthews Asia Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following objective(s):

Asia Growth and Income Strategies

Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income

Matthews Asia Dividend Fund	Total return with an emphasis on providing current income

Matthews China Dividend Fund	Total return with an emphasis on providing current income

Asia Growth Strategies

Matthews Asia Pacific Fund	Long-term capital appreciation

Matthews Pacific Tiger Fund	Long-term capital appreciation

Matthews China Fund	Long-term capital appreciation

Matthews India Fund	Long-term capital appreciation

Matthews Japan Fund	Long-term capital appreciation

Matthews Korea Fund	Long-term capital appreciation

Asia Small Company Strategy

Matthews Asia Small Companies Fund	Long-term capital appreciation

Asia Specialty Strategy

Matthews Asian Technology Fund	Long-term capital appreciation

Principal Investment Strategies

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each of the Funds. Matthews invests in the Asia Pacific region (as defined below) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces.  Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution.  Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

•                  Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

•                  Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

•                  Matthews does not generally hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

•                  Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

•                  Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

•                  Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business direction.

•                  Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independent of indices.

•                  Matthews believes that investors benefit in the long term when the Funds are fully invested; cash and cash equivalents typically represent less than 2% of portfolios.

Matthews Is a Fundamental Investor

•                 Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security.  These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

•                 Matthews may also consider factors such as:

•             Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

•             Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

•             Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

•                  Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

•                  Matthews develops views about the course of growth in the region over the long term.

•                  Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

•                  Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

•                  Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share).  Except with respect to the Matthews Asia Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.  The Matthews Asia Small Companies Fund invests at least 80% of its assets in Small Companies, as defined below, see page XXXX.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

Each of the Funds concentrates its investments in individual countries or in groups of countries within the Asia Pacific region. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Asia Pacific region is divided into the following groups:

ASIA: China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam.

ASIA PACIFIC: Countries of Asia plus Australia and New Zealand

Principal Risks of Investing in the Funds

There is no guarantee that your investment in a Fund will increase in value.  The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.  An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) per share of that Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAV, see page XXXX.

Your investment in the Funds is exposed to many different financial, market, regional and country-related risks, including, but not limited to, the lower degree of economic development in some countries, less developed and more uncertain legal and financial systems, unusual or unique political structures, unpredictable foreign relations, the state of international economics and the global financial system, natural resources dependencies, and the effect of climate and environmental conditions.  A description of some of these risks follows.  Information about risks that relate to a specific Fund is discussed later in this Prospectus in connection with that specific Fund.  Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s potential earnings growth. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, stocks prices may decrease significantly even if earnings showed an absolute increase. Also, because growth companies usually reinvest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors.

Matthews is an active manager, and its investment process does not rely on passive or index strategies.  For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including any Fund’s benchmark index) or of the broader markets generally.  As a result, investors should expect that changes in the Funds’ net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets.  Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s net asset value (see page XX).

Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Political, Social and Economic Risks

The value of the Funds’ assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asia Pacific region (including countries in which the Funds invest, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Funds may have difficulty in obtaining or enforcing judgments against companies of Asia Pacific countries or their management.  Furthermore, the economies of many Asia Pacific countries, differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. The governments of certain countries have placed restrictions on the operational freedom of private enterprise, and have or may nationalize privately owned assets including companies held by the Funds.

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be especially sensitive to adverse social, political, economic or regulatory developments. Asia Pacific countries also have different accounting standards, corporate disclosure, governance and regulatory requirements than do the United States and other more developed countries. As a result, there may be less publicly available information about companies in Asia Pacific countries. There is generally less governmental regulation of stock exchanges, brokers and issuers than in the United States, which may result in less transparency with respect to a company’s operations.  The economies of many Asia Pacific countries are dependent on exports and global trade and some have limited natural resources (such as oil), resulting in dependence on foreign sources for certain raw materials, and vulnerability to global fluctuations in price or supply.  Changes in the economies of the main trading partners of Asia Pacific countries, including the United States and other developed countries, could negatively impact the growth prospects of Asia Pacific countries and markets.  The securities markets of Asia Pacific countries may be correlated with the markets of the United States and other developed countries.  A decline in the markets of the United States or other countries could result in a significant decline in Asia Pacific markets. Because the Funds concentrate their investments in a single region of the world (or in a single country within that region), the Funds’ performance may be more volatile than that of funds that invest globally. If securities of Asia Pacific countries (or the securities of companies from individual countries in the region) fall out of favor, it may cause a Fund to underperform funds that do not concentrate in a single region or country.

Currency Risks

When a Fund buys or sells securities in an Asia Pacific market, the transaction is usually undertaken in the local currency rather than in U.S. dollars. To execute such transactions, a Fund must purchase or sell a specified amount of the local currency, which exposes that Fund to the risk that the value of the foreign currency will increase or decrease. Similarly, when a Fund receives income from Asia Pacific securities, that Fund receives local currency rather than U.S. dollars. As a result, the value of that Fund’s portfolio holdings as well as the income derived from these holdings may be impacted. While the Funds are permitted to hedge currency risks, Matthews does not anticipate doing so at this time. For additional information see the Funds’ SAI.  Additionally, Asia Pacific countries may utilize formal or informal currency-exchange controls (or “capital controls”).  Currency controls may artificially affect the value of the Funds’ holdings and may negatively impact the Funds’ ability to calculate their NAV (see, Pricing of Fund Shares, on page XXXX).  Such controls may also restrict or prohibit a Fund’s ability to repatriate both investment capital and income; this, in turn, may undermine the value of the Fund’s holdings and potentially place the Fund’s assets at risk of total loss. In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

Risks Associated with Emerging Markets

Many Asia Pacific countries are considered emerging markets. Investing in emerging markets involves the political, social, economic and currency risks described above, as well as different and greater risks than investing in more developed markets because, among other things, emerging markets are often less stable politically and economically, and their markets are smaller and less developed than that of the United States. Their stock exchanges and brokerage industries do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Local regulation frequently imposes limits (collars) on intra-day changes in trading prices for securities, which may artificially constrain trading volume and distort market pricing mechanisms.  Many markets also require the suspension of trading in securities at times or for reasons that are unusual in U.S. markets (e.g., trading may be suspended prior to shareholder meetings or in connection with the distribution of dividends, stock splits or other corporate actions).  Trading suspensions may make a determination of a Fund’s net asset value more difficult and may result in the security being treated as being illiquid during the suspension. The absence of negotiated brokerage commissions in certain countries may result in higher brokerage and other fees. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments. In addition, standards related to corporate governance may be weaker, and transactions with or among management may be less transparent. As a result, the rights of a Fund and other independent shareholders may be adversely impacted in corporate actions.  Brokerage commissions, custodian services fees, withholding taxes and other costs relating to investment in emerging markets are generally higher than in the United States. All of these factors make the prices of securities of emerging market companies, especially smaller companies, in which the Funds may invest, generally more volatile than the prices of securities of companies in developed markets, and increase the risk of loss to the Funds.

Risks Associated with Smaller Companies

The Matthews Asia Small Companies Fund invests in securities of small companies and each of the other Funds may invest in the securities of small companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative.  Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies.  Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies.  As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies.  Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Small companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them.  Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Trading Markets and Depositary Receipts

Securities of companies from the Asia Pacific region typically are listed on their respective stock exchanges, but may also be traded on other markets within or outside of the Asia Pacific region (including U.S. markets). Asia Pacific securities may also trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses, and may lack fungibility, which may result in their trading at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility

The smaller size and lower levels of liquidity in the markets of developing countries, as well as other factors may result in changes in the prices of Asia Pacific securities that are more dramatic, or volatile, than those of companies in more developed regions. This volatility can cause the price of a Fund’s shares (NAV) to go up or down dramatically. Volatility in the price of an investment can be disadvantageous because you may have planned or may need to sell your investment at a time when its value has decreased. Because of this volatility, it is recommended that you invest in a Fund only for the long term (at least five years).

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks).  Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security).  Such potential developments may not reflect actual developments or a rating organization’s evaluation may be incomplete or inaccurate.  The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by Matthews:

•                  High quality

•                  Investment grade

•                  Below investment grade (“high-yield securities” or “junk bonds”)

For a further description of credit ratings, see the Funds’ SAI “Appendix: Bond Ratings.”  As noted in the Appendix to the Funds’ SAI, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P or Fitch.  A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category.  For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, to the extent that the Fund may purchase securities rated B.

Convertible Securities

As part of their investment strategies, the Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Pacific Fund, Matthews Asian Growth and Income Fund and Matthews India Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, Euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

Convertible bonds and debentures carry different kinds of risks than those of common and preferred stocks. These risks include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default,” and could result in a Fund losing its investment. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it. In addition, many Asia Pacific convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

High-Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.”  Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.  While offering a greater potential opportunity for capital appreciation and higher yields, high-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks, and may be less liquid than higher-rated securities.  High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk).  Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment.  Funds that invest in junk bonds may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asia Dividend Fund, Matthews China Dividend Fund and Matthews Asian Growth and Income Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on a Fund’s performance than when a Fund is larger. Although IPO investments have had a positive impact on the performance of some funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future, or that a Fund’s investments in IPOs will have a positive impact on a Fund’s performance.

Preferred Stocks

Preferred stock represents an equity or ownership interest in a company.  Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Recent Developments in Global Credit and Equity Markets

Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios.  These conditions have generated extreme volatility and illiquidity.  This volatility and illiquidity has been exacerbated by, among other things, growing uncertainty regarding the extent of the problems in the mortgage industry and financial institutions, decreased risk tolerance by investors, significantly tightened availability of credit and global deleveraging.  This financial crisis has caused a significant decline in the value and liquidity of many securities, and made valuation of the Funds’ portfolios more difficult.

Current market conditions may continue or worsen.  Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events.  These conditions could prevent the Funds from successfully executing their investment strategies, result in further declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

The Funds attempt to remain fully invested at all times and do not anticipate hedging interest rate or currency risks. These practices may make the Funds’ performance more volatile, especially during periods of distress in financial and credit markets.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors.  Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders.  The Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees.  In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated.  See page XXXX for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions.

Global economies and financial markets are becoming increasingly interconnected. This increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. The economies of many Asia Pacific countries are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the recent developments in global credit and equity markets, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Since 1953, the United States has maintained a military force in South Korea to help deter the ongoing military threat from North Korean forces.  The situation remains a source of tension and is currently volatile, particularly as North Korea appears to continue to develop nuclear capabilities, and tactical and strategic missile systems. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. Recently, there have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region.

Military action or the risk of military action or strains on the economy of North Korea could have a materially adverse effect on all countries in the region, particularly China, Japan and South Korea. Consequently, any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders.  Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies.

Japan. The Japanese economy and financial markets have produced disappointing returns over the past two decades.  Despite significant monetary and fiscal action by the government of Japan as well as the Bank of Japan (BoJ), the Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile, and the footing of the Japanese economy remains uncertain. The Japanese yen has also shown volatility over this period. Such currency volatility could affect returns in the future. The Japanese yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings.  Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs.  To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.  Japan’s growth prospects appear to be dependent on its export capabilities.  Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Japan is largely dependent on foreign economies for raw materials.  International trade is important to Japan’s economy, as exports provide the means to pay for many of the raw materials it must import.  Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surplus ensuing from there, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom its trade imbalance is the greatest.  The export-sector of the Japanese economy is heavily dependent on exports to the United States and other countries whose currencies are tied to or that utilize the U.S. dollar for foreign exchange.  Changes in the dollar/yen exchange rate could adversely affect the profitability and value of export-oriented Japanese companies.

China. The Chinese government exercises significant control over China’s economy through the allocation of resources, by controlling payment of foreign currency-denominated obligations, by setting monetary policy and by providing preferential treatment to particular industries or companies. For over three decades, the

Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula. Should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. The emergence of a domestic consumer class is still at an early stage, making China’s economic health largely dependent on exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse effects on China’s management of its currency, as well as on some export-dependent sectors. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation.  Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Hong Kong. Since Hong Kong reverted to Chinese sovereignty in 1997, it has been governed by the Basic Law, a “quasi-constitution.”  The Basic Law guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. The economy of Hong Kong may be significantly affected by increasing competition from the emerging economies of Asia, including that of China itself.  In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar.  This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy.  However, some market participants have questioned the continued viability of the currency peg.  It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in both China and Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Taiwan’s growth has to a significant degree been export-driven.  While the percentage of Taiwan’s exports purchased by the United States has been declining recently, the United States has remained a key export market.  Accordingly, Taiwan is affected by changes in the economies of the United States and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies.  In the event that growth in the export sector declines in the future, the burden of future growth will increasingly be placed on domestic demand.

Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.  This dependence is especially pronounced in the energy sector.  In recent years, over half of Taiwan’s crude oil has been supplied by Kuwait and Saudi Arabia.  A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea (see page XXXX). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds.  South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

South Korea is dependent on foreign sources for its energy needs.  A significant increase in energy prices could have an adverse impact on South Korea’s economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government.  These events have negatively impacted the Thai economy, and the long term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries.  These controls have been revised and updated since their initial imposition, and more recently have largely been suspended (although there is no guarantee that such controls will not be re-imposed).  However, partially in response to these controls, an offshore market for the exchange of Thai baht developed.  The depth and transparency of this market have been uncertain.  With the general suspension of investment controls, it is unclear whether this offshore market will continue.  Accordingly, this market’s impact on the Funds is uncertain.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises.  Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families).  Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country).  The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved.  In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries.  If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India.  Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability.  Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets.  The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism.  Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment.  Should this issue remain, it could negatively impact the long-term growth of the economy.  In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service.  Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.  Some credit rating agencies have expressed concerns about Philippines’ ability to sustain its debt.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Although Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades.  On May 19, 2009, the Sri Lankan government announced that it had achieved victory over the Liberation Tigers of Tamil Eelam (LTTE), an armed insurgency group that had been active for many years.  Nonetheless, remnants of the LTTE remain and there is potential for continued instability resulting from ongoing ethnic conflict.  Sri Lanka faces severe income inequality, high inflation and a sizable public debt load.  Additionally, Sri Lanka’s economy is dependent on a strong global economy for foreign investment and a market for its exports, which have suffered during the global economic decline.  Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank.  Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.  Sri Lanka also faces a number of threats related to weather and climate, and certain coastal regions of the country were devastated by the 2004 Asian tsunami.

Pakistan.  Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Adverse developments can result in substantial declines in the value of investments.  Pakistan has and continues to face high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder.  The Pakistan government recently imposed a state of emergency following riots and the deaths of opposition leaders. Social and political instability may also result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing disputes with India over the Kashmir border region may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s recent economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks.  Pakistan had undertaken a privatization initiative, but recently halted that effort. There is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country.  Leaders of the recently installed civil government have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment.

Vietnam.  In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996.  The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy.  Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises.  Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises.  To date, economic, political and legal reform has proceeded at a slow pace, and foreign direct investment remains at a developmental stage.  Currently, employees and management boards hold a majority of the equity of most privatized enterprises.  In addition, the government of Vietnam continues to hold, on average, more than one-third of the equity in such firms.  Only a small percentage of the shares of privatized companies are held by investors.  In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies.  There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

The development of Vietnam’s economy is dependent on export markets and is vulnerable to events in these markets.  There is also a greater risk involved in currency fluctuations, currency convertibility and interest rate fluctuations.  Inflation threatens long-term economic growth and may deter foreign investment in the country.  Like many developing countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities.

Foreign investors in Vietnam are currently required to purchase and sell securities of Vietnamese companies through a single, pre-selected broker-dealer.  This procedure decreases transparency in the market, may result in higher execution costs and limits the Funds’ ability to utilize competition amongst broker-dealers to enhance the quality of execution.  This procedure may also decrease the confidentiality of the Funds’ transactions, exposing the Funds to a greater potential for front-running and similar practices.

For additional information about strategies and risks, see individual Fund descriptions on pages XXXX—XXXX and the Funds’ SAI.   The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Asia Growth and Income Strategies

Matthews Asian Growth and Income Fund

Objective

Long-term capital appreciation.  The Fund also seeks to provide some current income.

PORTFOLIO MANAGERS

LEAD MANAGER:

Andrew T. Foster

CO-MANAGER:

Robert J. Horrocks PhD

Symbol: MACSX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying equity securities and convertible securities, of any duration or quality, of companies located in Asia, as defined on page x.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invested purely in equity securities.  The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x. The Fund may invest in convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see page x for additional information. The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages XXXX to XXXX.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2008

				SINCE INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(9/12/94)
Matthews Asian Growth and Income Fund
Return before taxes	-32.07%	7.45%	14.34%	9.32%
Return after taxes on distributions(1)	-33.42%	5.48%	11.90%	6.92%
Return after taxes on distributions and sale of Fund shares(1)	-18.43%	6.42%	11.81%	7.00%
MSCI All Country Asia ex Japan Index(2),(3)	-52.23%	5.42%	6.05%	0.00	%(4)
MSCI All Country Far East ex Japan Index(3),(5)	-50.39%	5.17%	5.44%	-0.26	%(4)

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

As of April 29, 2008, the primary benchmark for the Matthews Asian Growth and Income Fund became the MSCI All Country Asia ex Japan Index to reflect more closely the group of countries in which the portfolio invests. Previously, the MSCI All Country Far East ex Japan Index served as the Fund’s primary benchmark. The MSCI All Country Asia ex Japan Index is a free float—adjusted market capitalization—weighted index of the stock of markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand. The Matthews Asian Growth and Income Fund may invest in countries that are not included in the MSCI All Country Asia ex Japan Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc, formerly known as PFPC Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

(4)	Calculated from 8/31/94.
(5)

The MSCI All Country Far East ex Japan Index is a free float—adjusted market capitalization—weighted index of the stock markets of China, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The Matthews Asian Growth and Income Fund may invest in countries that are not included in the MSCI All Country Far East ex Japan Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.28%
Total Annual Operating Expenses	1.16%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XXXX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$118	Three Years:	$368	Five Years:	$638	Ten Years:	$1,409

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31				4-month period ended		Year ended Aug.31,
	2008	2007	2006	2005	12/31/04(1)		2004
Net Asset Value, beginning of period	$19.78	$18.68	$17.14	$15.82	$14.65		$12.21
Income (loss) from investment operations
Net investment income	0.54 (2)	1.07	0.46	0.45	0.11		0.32
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(6.73)	2.93	3.47	2.02	1.83		2.56
Total from investment operations	(6.19)	4.00	3.93	2.47	1.94		2.88
Less distributions from:
Net investment income	(0.42)	(0.90)	(0.62)	(0.43)	(0.38)		(0.25)
Net realized gains on investments	(1.67)	(2.00)	(1.77)	(0.72)	(0.39)		(0.20)
Total distributions	(2.09)	(2.90)	(2.39)	(1.15)	(0.77)		(0.45)
Paid-in capital from redemption fees	— (3)	— (3)	— (3)	— (3)	—	(3)	0.01
Net Asset Value, end of period	$11.50	$19.78	$18.68	$17.14	$15.82		$14.65
Total return	(32.07)%	21.54%	23.38%	15.76%	13.32	%(4)	23.99%

The total return represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$1,089,712	$2,273,408	$2,021,363	$1,676,559	$1,236,491		$1,007,187
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.16%	1.16%	1.20%	1.28%	1.35	%(5)	1.45%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.16%	1.15%	1.19%	1.27%	1.31	%(5)	1.44%
Ratio of net investment income to average net assets	3.19%	2.59%	2.27%	2.60%	2.19	%(5)	2.28%
Portfolio turnover	25.16%	27.93%	28.37%	20.16%	7.32	%(4)	17.46%

(1)	The Matthews Asian Growth and Income Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth and Income Strategies

Matthews Asia Dividend Fund

(Formerly known as “Matthews Asia Pacific Equity Income Fund”)

Objective

Total return with an emphasis on providing current income.

Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation).  The Fund measures total return over longer periods.

PORTFOLIO MANAGERS

LEAD MANAGER:

Jesper Madsen, CFA

CO-MANAGER:

Andrew T. Foster

Symbol: MAPIX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities and convertible securities of companies located in the Asia Pacific region, as defined on page x.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asia Pacific equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

Because of the Fund’s objective of seeking total return with an emphasis on providing current income (i.e., income and capital appreciation), the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends.  Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation.  Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x.  The Fund generally invests in dividend-paying equities, which may have different kinds of risks than those of the ownership of common and preferred stocks; for information on the associated risks, see page XXXX.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages XXXX to XXXX.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIOD ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

		SINCE
		INCEPTION
	1 YEAR	(10/31/06)
Matthews Asia Dividend Fund
Return before taxes	-25.97%	-2.67%
Return after taxes on distributions(1)	-26.46%	-3.73%
Return after taxes on distributions and sale of Fund shares(1)	-16.46%	-2.56%
MSCI All Country Asia Pacific Index(2),(3)	-41.62%	-14.46%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization—weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand. The Matthews Asia Dividend Fund invests in countries that are not included in the MSCI All Country Asia Pacific Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.47%
Total Annual Operating Expenses	1.35%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $137	Three Years: $428	Five Years: $739	Ten Years: $1,624

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended 12/31/08	Year ended 12/31/07	Period ended 12/31/06(1)
Net Asset Value, beginning of period	$12.00	$10.77	$10.00
Income (loss) from investment operations
Net investment income	0.38 (2)	0.27	0.02
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(3.47)	1.67	0.77
Total from investment operations	(3.09)	1.94	0.79
Less distributions from:
Net investment income	(0.30)	(0.27)	(0.02)
Net realized gains on investments	(0.02)	(0.45)	—
Total distributions	(0.32)	(0.72)	(0.02)
Paid-in capital from redemption fees	0.02	0.01	—	(3)
Net Asset Value, end of period	$8.61	$12.00	$10.77
Total return	(25.97)%	18.05%	7.90	%(4)

The total return represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$141,951	$81,624	$25,740
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.35%	1.42%	2.93	%(5)
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.32%	1.39%	1.50	%(5)
Ratio of net investment income to average net assets	3.74%	2.66%	1.34	%(5)
Portfolio turnover	25.07%	26.95%	0.00	%(4)

(1)	The Matthews Asia Dividend Fund commenced operations on October 31, 2006.

(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not Annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth and Income Strategies

Matthews China Dividend Fund

Objective

Total return with an emphasis on providing current income.

Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation).  The Fund measures total return over longer periods.

PORTFOLIO MANAGERS

LEAD MANAGER:

Jesper Madsen, CFA

CO-MANAGER:

Richard Gao

Symbol:  TBD

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities and convertible securities of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

Because of the Fund’s objective of seeking total return with an emphasis on providing current income (i.e., income and capital appreciation), the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends.  Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation.  Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x, as well as pages XX and XX for general information concerning investments in China, Hong Kong and Taiwan. The Fund generally invests in dividend-paying equities, which may have different kinds of risks than those of the ownership of common and preferred stocks; for information on the associated risks, see page XXXX.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	xx	%
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.xx	%(2)
Other Expenses	0.xx	%(3)
Total Annual Operating Expenses	[1.50	]%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

The Funds pay Administration and Shareholder Servicing fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

(3)	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.

(4)

Matthews has contractually agreed to waive fees and reimburse expenses until Month, 20XX to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$xxx	Three Years:	$ xxx

Past Performance and Financial Highlights

The Fund is new and does not have a full calendar year of performance or financial information to present.  Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented.  The Fund’s primary benchmark index is the Morgan Stanley Capital International (“MSCI”) China Index, which is a free float—adjusted market capitalization—weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

It is not possible to invest directly in an index, and the performance of an index does not take into consideration fees, expenses or taxes.

Asia Growth Strategies

Matthews Asia Pacific Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

Taizo Ishida

CO-MANAGER:

Sharat Shroff, CFA

Symbol: MPACX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Asia Pacific Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in the Asia Pacific region, as defined on page x. The Fund may also invest in the convertible securities, of any duration or quality, of Asia Pacific companies.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x. The Fund may invest in convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see page x for additional information. The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages XX to XX.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	(10/31/03)
Matthews Asia Pacific Fund
Return before taxes	-37.44%	3.63%	4.14%
Return after taxes on distributions(1)	-38.13%	3.08%	3.61%
Return after taxes on distributions and sale of Fund shares(1)	-23.49%	3.39%	3.83%
MSCI All Country Asia Pacific Index(2),(3)	-41.62%	2.79%	3.60%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization—weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.35%
Total Annual Operating Expenses	1.23%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$125	Three Years:	$390	Five Years:	$676	Ten Years:	$1,489

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31				4-month period ended		Period ended
	2008	2007	2006	2005	12/31/04(1)		8/31/04(2)
Net Asset Value, beginning of period	$17.29	$16.92	$14.89	$12.58	$10.70		$10.00
Income (loss) from investment operations
Net investment income (loss)	0.13 (3)	0.09	0.07	0.07	(0.01)		0.02
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(6.64)	2.02	2.50	2.30	1.93		0.66
Total from investment operations	(6.51)	2.11	2.57	2.37	1.92		0.68
Less Distributions from:
Net investment income	—	(0.09)	(0.07)	(0.06)	(0.02)		—
Net realized gains on investments	(0.76)	(1.66)	(0.48)	—	(0.02)		—
Total distributions	(0.76)	(1.75)	(0.55)	(0.06)	(0.04)		—
Paid-in capital from redemption fees	0.01	0.01	0.01	— (4)	—	(4)	0.02
Net Asset Value, end of period	$10.03	$17.29	$16.92	$14.89	$12.58		$10.70
Total return	(37.44)%	11.92%	17.39%	18.84%	18.00	%(5)	7.00	%(5)

The total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$168,031	$471,054	$449,699	$285,169	$112,043		$76,222
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.20%	1.26%	1.35%	1.52	%(6)	1.67	%(6)
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.20%	1.24%	1.34%	1.51	%(6)	1.66	%(6)
Ratio of net investment income (loss) to average net assets	0.93%	0.60%	0.47%	0.67%	(0.30	)%(6)	0.39	%(6)
Portfolio turnover	37.10%	40.49%	40.45%	15.84%	1.28	%(5)	10.75	%(5)

(1)	The Matthews Asia Pacific Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	The Matthews Asia Pacific Fund commenced operations on October 31, 2003.
(3)	Calculated using the average daily shares method.
(4)	Less than $0.01 per share.
(5)	Not annualized.
(6)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth Strategies

Matthews Pacific Tiger Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGERS:

Richard H. Gao

Sharat Shroff, CFA

CO-MANAGER:

Mark W. Headley

Symbol: MAPTX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia as defined on page x, excluding Japan.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x.  The Fund may invest in companies from different countries; each country’s size, level of economic development and economic and political stability will have an impact on the value of those companies.  For the risks associated with investments in specific countries, see pages XX to XX.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2008

				SINCE INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(9/12/94)
Matthews Pacific Tiger Fund
Return before taxes	-46.12%	6.72%	12.02%	5.57%
Return after taxes on distributions(1)	-47.88%	5.46%	10.70%	4.64%
Return after taxes on distributions and sale of Fund shares(1)	-27.01%	6.28%	10.52%	4.73%
MSCI All Country Asia ex Japan Index(2),(3)	-52.23%	5.42%	6.05%	0.00	%(4)
MSCI All Country Far East ex Japan Index(3),(5)	-50.39%	5.17%	5.44%	-0.26	%(4)

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

As of April 29, 2008, the primary benchmark for the Matthews Pacific Tiger Fund was changed to the MSCI All Country Asia ex Japan Index so as to more closely match the portfolio’s blend of holdings. Prior to that date, the MSCI All Country Far East ex Japan Index served as the Fund’s primary benchmark. The MSCI All Country Asia ex Japan Index is a free float—adjusted market capitalization—weighted index of the stock of markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The Matthews Pacific Tiger Fund may invest in countries that are not included in the MSCI All Country Asia ex Japan Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

(4)	Calculated from 8/31/94.
(5)

The MSCI All Country Far East ex Japan Index is a free float—adjusted market capitalization—weighted index of the stock markets of China, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The Matthews Pacific Tiger Fund may invest in countries that are not included in the MSCI All Country Far East ex Japan Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.24%
Total Annual Operating Expenses	1.12%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$114	Three Years:	$356	Five Years:	$617	Ten Years:	$1,363

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31				4-month period ended		Year ended Aug. 31,
	2008	2007	2006	2005	12/31/04(1)		2004
Net Asset Value, beginning of period	$27.86	$23.71	$19.27	$15.90	$13.22		$11.20
Income (loss) from investment operations
Net investment income (loss)	0.24 (2)	0.30	0.22	0.14	(0.01)		0.09
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(13.31)	7.78	5.01	3.43	3.00		1.95
Total from investment operations	(13.07)	8.08	5.23	3.57	2.99		2.04
Less distributions from:
Net investment income	(0.30)	(0.31)	(0.21)	(0.12)	(0.10)		(0.04)
Net realized gains on investments	(3.44)	(3.62)	(0.58)	(0.09)	(0.21)		—
Total distributions	(3.74)	(3.93)	(0.79)	(0.21)	(0.31)		(0.04)
Paid-in capital from redemption fees	— (3)	— (3)	— (3)	0.01	—	(3)	0.02
Net Asset Value, end of period	$11.05	$27.86	$23.71	$19.27	$15.90		$13.22
Total return	(46.12)%	33.66%	27.22%	22.51%	22.69	%(4)	18.45%

The total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$1,202,441	$3,806,714	$3,303,717	$2,031,995	$855,153		$587,133
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.12%	1.11%	1.18%	1.31%	1.39	%(5)	1.50%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.12%	1.10%	1.16%	1.31%	1.36	%(5)	1.48%
Ratio of net investment income (loss) to average net assets	1.10%	1.12%	1.12%	1.10%	(0.16	)%(5)	0.95%
Portfolio turnover	16.76%	24.09%	18.80%	3.03%	3.82	%(4)	15.16%

(1)	The Matthews Pacific Tiger Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth Strategies

Matthews China Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

Richard H. Gao

CO-MANAGER:

Andrew T. Foster

Symbol: MCHFX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x, as well as pages XX and XX for general information concerning investments in China, Hong Kong and Taiwan.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

				SINCE
				INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(2/19/98)
Matthews China Fund
Return before taxes	-48.95%	9.71%	14.95%	8.91%
Return after taxes on distributions(1)	-51.24%	8.35%	13.78%	7.83%
Return after taxes on distributions and sale of Fund shares(1)	-28.87%	8.46%	13.20%	7.58%
MSCI China Index(2),(3)	-50.83%	12.78%	5.82%	-0.05	%(4)

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The MSCI China Index is a free float—adjusted market capitalization—weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

(4)	Calculated from 2/28/98.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.35%
Total Annual Operating Expenses	1.23%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$125	Three Years:	$390	Five Years:	$676	Ten Years:	$1,489

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31				4-month period ended		Year ended Aug. 31,
	2008	2007	2006	2005	12/31/04(1)		2004
Net Asset Value, beginning of period	$39.73	$24.16	$14.76	$14.01	$13.26		$11.54
Income (loss) from investment operations
Net investment income	0.30 (2)	0.12	0.15	0.22	0.03		0.08
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(19.78)	16.85	9.39	0.74	1.38		1.67
Total from investment operations	(19.48)	16.97	9.54	0.96	1.41		1.75
Less distributions from:
Net investment income	(0.33)	(0.11)	(0.15)	(0.22)	(0.14)		(0.07)
Net realized gains on investments	(5.62)	(1.37)	—	—	(0.53)		—
Return of capital	—	—	— (3)	—	—		—
Total distributions	(5.95)	(1.48)	(0.15)	(0.22)	(0.67)		(0.07)
Paid-in capital from redemption fees	0.04	0.08	0.01	0.01	0.01		0.04
Net Asset Value, end of period	$14.34	$39.73	$24.16	$14.76	$14.01		$13.26
Total return	(48.95)%	70.14%	64.81%	6.91%	10.61	%(4)	15.48%

The total return represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$781,104	$2,335,402	$966,528	$388,950	$380,121		$340,251
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.18%	1.27%	1.31%	1.47	%(5)	1.52%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.17%	1.26%	1.30%	1.43	%(5)	1.50%
Ratio of net investment income to average net assets	1.03%	0.49%	0.96%	1.46%	0.85	%(5)	1.04%
Portfolio turnover	7.91%	22.13%	11.65%	11.82%	4.99	%(4)	28.99%

(1)	The Matthews China Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth Strategies

Matthews India Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

Sharat Shroff, CFA

CO-MANAGERS:

Andrew T. Foster

Noor Kamruddin

Symbol: MINDX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x, as well as page XX for general information concerning investments in India. The Fund may invest in convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see pages x and x for further information.

In addition, the Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because of the Fund’s greater exposure to the risks associated with individual issuers: a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

		SINCE
		INCEPTION
	1 YEAR	(10/31/05)
Matthews India Fund
Return before taxes	-62.32%	-1.42%
Return after taxes on distributions(1)	-62.87%	-2.06%
Return after taxes on distributions and sale of Fund shares(1)	-39.91%	-1.04%
Bombay Stock Exchange 100 Index(2),(3)	-63.32%	4.67%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of the 100 stocks listed on the Bombay Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed or exchanged within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.41%
Total Annual Operating Expenses	1.29%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$131	Three Years:	$409	Five Years:	$708	Ten Years:	$1,556

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended December 31			Period ended 12/31/05
	2008	2007	2006	(1)
Net Asset Value, beginning of period	$24.44	$15.45	$11.32	$10.00
Income (loss) from investment operations
Net investment income (loss)	0.03 (2)	(0.01)	(0.01)	(0.01)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(15.33)	9.87	4.11	1.33
Total from investment operations	(15.30)	9.86	4.10	1.32
Less distributions from:
Net investment income	(0.11)	(0.21)	—	—
Net realized gains on investments	(0.69)	(0.68)	—	—
Total distributions	(0.80)	(0.89)	—	—
Paid-in capital from redemption fees	0.03	0.02	0.03	—	(3)
Net Asset Value, end of period	$8.37	$24.44	$15.45	$11.32
Total return	(62.32)%	64.13%	36.48%	13.20	%(4)

The total return represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$317,516	$1,311,072	$669,643	$80,897
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.29%	1.29%	1.41%	2.75	%(5)
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.29%	1.28%	1.41%	2.00	%(5)
Ratio of net investment loss to average net assets	0.16%	(0.04)%	(0.08)%	(1.17	)%(5)
Portfolio turnover	26.68%	25.59%	21.57%	0.00	%(4)

(1)	The Matthews India Fund commenced operations on 10/31/05.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth Strategies

Matthews Japan Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

Taizo Ishida

CO-MANAGER:

Virgil Adams

Symbol: MJFOX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x, as well as page XX for general information concerning investments in Japan.  In addition, Japan is the second-largest economy in the world, but it has been in a recession in recent years. The Japanese government there has been working to change certain regulations and policies that could help its economy, but there is no guarantee that these changes will occur or be effective.

Past Performance

The bar chart below shows for the Fund’s performance for the past ten years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (12/31/98)
Matthews Japan Fund
Return before taxes	-28.38%	-3.52%	2.44%	2.44%
Return after taxes on distributions(1)	-28.62%	-3.75%	1.75%	1.75%
Return after taxes on distributions and sale of Fund shares(1)	-18.15%	-2.89%	1.82%	1.82%
MSCI Japan Index(2),(4)	-29.11%	1.03%	0.58%	0.58%
TOPIX Index(3),(4)	-25.96%	0.65%	1.06%	1.06%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The MSCI Japan Index is a free float—adjusted market capitalization—weighted index of Japanese equities listed in Japan. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The Tokyo Stock Price Index (TOPIX) is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(4)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.35%
Total Annual Operating Expenses	1.23%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$125	Three Years:	$390	Five Years:	$676	Ten Years:	$1,489

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31				4-month period ended		Year ended Aug.31,
	2008	2007	2006	2005	12/31/04(1)		2004
Net Asset Value, beginning of period	$14.55	$17.29	$18.48	$16.12	$14.73		$10.90
Income (loss) from investment operations
Net investment income (loss)	0.11 (2)	0.03	(0.08)	0.02	(0.02)		(0.05)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(4.26)	(1.86)	(1.12)	2.36	1.40		3.82
Total from investment operations	(4.15)	(1.83)	(1.20)	2.38	1.38		3.77
Less distributions from:
Net investment income	—	(0.01)	—	(0.03)	—		—
Net realized gains on investments	(0.22)	(0.91)	—	—	—		—
Total distributions	(0.22)	(0.92)	—	(0.03)	—		—
Paid-in capital from redemption fees	0.01	0.01	0.01	0.01	0.01		0.06
Net Asset Value, end of period	$10.19	$14.55	$17.29	$18.48	$16.12		$14.73
Total return	(28.38)%	(10.96)%	(6.44)%	14.83%	9.44	%(3)	35.14%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$123,674	$166,860	$276,656	$367,618	$200,482		$195,256
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.24%	1.25%	1.29%	1.40	%(4)	1.46%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.23%	1.23%	1.24%	1.28%	1.38	%(4)	1.45%
Ratio of net investment loss to average net assets	0.84%	(0.01)%	(0.29)%	(0.10)%	(0.31	)%(4)	(0.71)%
Portfolio turnover	88.97%	45.51%	59.95%	20.88%	5.30	%(3)	14.57%

(1)	The Matthews Japan Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Not annualized.
(4)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Growth Strategies

Matthews Korea Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

J. Michael Oh

CO-MANAGERS:

Michael B. Han, CFA

Mark W. Headley

Symbol: MAKOX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x.  For additional information concerning investing in South Korea and risks that may be associated with North Korea, see pages XX to XX.

The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because the Fund’s greater exposure to the risks associated with individual issuers; a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (1/3/95)
Matthews Korea Fund
Return before taxes	-52.66%	4.51%	11.68%	1.56%
Return after taxes on distributions(1)	-53.47%	2.83%	7.89%	-0.94%
Return after taxes on distributions and sale of Fund shares(1)	-33.35%	4.65%	8.72%	0.25%
Korea Composite Stock Price Index(2),(3)	-57.18%	5.50%	6.98%	-2.32%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The Korea Composite Stock Price Index (KOSPI) is a market capitalization-weighted index of all common stocks listed on the Korea Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.39%
Total Annual Operating Expenses	1.27%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$129	Three Years:	$403	Five Years:	$697	Ten Years:	$1,534

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31					4-month period ended		Year ended August 31,
	2008		2007	2006	2005	12/31/04(1)		2004
Net Asset Value, beginning of period	$6.56		$6.23	$6.37	$4.08	$3.94		$4.37
Income (loss) from investment operations
Net investment income (loss)	(0.02	)(2)	0.07	0.01	0.01	—		0.04
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(3.48)		1.15	0.80	2.39	0.78		0.34
Total from investment operations	(3.50)		1.22	0.81	2.40	0.78		0.38
Less distributions from:
Net investment income	(0.06)		(0.02)	(0.01)	—	(0.01)		— (3)
Net realized gains on investments	(0.25)		(0.87)	(0.95)	(0.11)	(0.63)		(0.82)
Total distributions	(0.31)		(0.89)	(0.96)	(0.11)	(0.64)		(0.82)
Paid-in capital from redemption fees	—	(3)	— (3)	0.01	— (3)	—	(3)	0.01
Net Asset Value, end of period	$2.75		$6.56	$6.23	$6.37	$4.08		$3.94
Total return	(52.66)%		18.90%	12.99%	58.76%	20.60	%(4)	9.91%

The total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$87,253	$250,421	$241,003	$269,925	$127,794		$110,199
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.27%	1.21%	1.30%	1.35%	1.49	%(5)	1.51%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.27%	1.21%	1.28%	1.35%	1.31	%(5)	1.50%
Ratio of net investment income (loss) to average net assets	(0.34)%	1.17%	(0.09)%	0.27%	(0.69	)%(5)	0.29%
Portfolio turnover	28.70%	24.20%	25.82%	10.13%	6.53	%(4)	18.40%

(1)	The Matthews Korea Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request. The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Asia Small Company Strategies

Matthews Asia Small Companies Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

Lydia So

CO-MANAGER:

Noor Kamruddin

Symbol:  MSMLX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia as defined on page x, excluding Japan.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). Matthews intends to apply these factors flexibly, at the time of purchase, taking into account many considerations, including changes in exchange rates, differences between the number of shares of an issuer available for purchase in the public markets compared to the number of its shares outstanding, comparable companies located in other regions and other market conditions. In addition, the Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Investing in Asian Small Companies

During the past decade many Asian countries have adopted economic policies that have spurred the development of small companies across a large number of economic sectors.  These policies include privatization (deregulation), encouragement of greater competition in certain sectors and relaxing barriers to investment.  Income levels and discretionary spending have also increased, increasing consumer demand.  These trends have helped foster the development (or formation) of new markets while existing markets have expanded.  Entrepreneurs have started small companies throughout the economy, including in industries not typically associated with small companies and smaller market capitalizations (such as infrastructure, banking and finance, energy and utilities). Many of these companies employ improved standards of corporate governance, professionalism and management expertise.  Matthews believes that the changes in Asian markets and economies have and will continue to benefit small companies, especially efficiently run companies, resulting in sustainable long-term growth.

Matthews also believes that Asian small companies are under-researched and may get overlooked by some investors, especially those that employ index-driven investment processes.  Matthews emphasizes stock selection and a fundamental investment process to identify small companies that it believes may benefit from long-term economic and market trends in Asia.  Matthews believes that active, fundamental investing is essential to understanding the long-term growth prospects of a company, especially a small company.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x. An investment in the Fund includes substantial risks, and should constitute only a portion of your overall investment portfolio, not all of it. For the risks associated with small companies, see page XX. There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. If the value of the Fund’s investments declines, the net asset value per share (“NAV”) of the Fund will decline and investors may lose some or all of the value of their investment.

The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages XX to XX.

Past Performance and Financial Highlights

The Fund is new and does not have a full calendar year of performance or financial information to present.  Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented.  The Fund’s primary benchmark index is the Morgan Stanley Capital International (“MSCI”) All Country Asia ex Japan Small Cap Index, which is a free float—adjusted market capitalization—weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The MSCI All Country Asia ex Japan Small Cap Index targets companies in MSCI’s Investible Market Index but not in its Standard Index for a particular market.  MSCI’s Investible Market Index targets 99% of the free float-adjusted market capitalization in each market, while its Standard Index targets a coverage range of 85% of each market’s free float-adjusted market capitalization.

The Fund may invest in countries that are not included in the index. It is not possible to invest directly in an index, and the performance of an index does not take into consideration fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	1.00%
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.21	(2)
Other Expenses	13.10	%(3)
Fee Waiver and Expense Reimbursement	(12.31	)%(4)
Total Annual Operating Expenses	2.00%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

The Funds pay Administration and Shareholder Servicing fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

(3)	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.

(4)

Matthews has contractually agreed to waive fees and reimburse expenses until April 30, 2012 to the extent needed to limit Total Annual Operating Expenses to 2.00%. The amount of the waiver is based on estimated Fund expenses.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$203	Three Years:	$ 627

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period ended Dec. 31,
	2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations
Net investment income	0.01	(2)
Net realized loss and unrealized depreciation on investments and foreign currency	(2.16)
Total from investment operations	(2.15)
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Paid-in capital from redemption fees	0.06
Net Asset Value, end of period	$7.89
Total return	(21.03	)%(3)

The total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$3,173
Ratio of expenses to average net assets before reimbursement or waiver of expenses by Advisor	14.31	%(4)
Ratio of expenses to average net assets after reimbursement or waiver of expenses by Advisor	2.00	%(4)
Ratio of net investment income to average net assets	0.51	%(4)
Portfolio turnover	3.10	%(3)

(1)	The Matthews Asia Small Companies Fund commenced operations on September 15, 2008.
(2)	Calculated using the average daily shares method.
(3)	Not annualized.
(4)	Annualized.

This information has been derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

Asia Specialty Strategy

Matthews Asian Technology Fund

Objective

Long-term capital appreciation

PORTFOLIO MANAGERS

LEAD MANAGER:

J. Michael Oh

CO-MANAGER:

Lydia So

Symbol: MATFX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Investment Strategy

Under normal market conditions, the Matthews Asian Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia (as defined on page x) that derive more than 50% of their revenues from the sale of products or services in technology-related industries and services.

Matthews considers technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page x.  In addition, as a sector fund that invests in technology companies, the Fund is subject to the risks associated with this sector. This makes the Fund more vulnerable to the price changes of securities issuers in technology-related industries and to factors that affect the technology industry, relative to a broadly diversified fund.

Certain technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many technology companies have limited operating histories and experience in managing adverse market conditions.  Technology-related companies are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

The Fund may invest in companies from different countries; each country’s size, level of economic development and economic and political stability will have an impact on the value of those companies.  For the risks associated with investments in specific countries, see pages XX to XX.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility. Also shown are the best and worst quarters for this time period.  The information presented below is past performance and is not a prediction of future results.  Both the bar chart and performance table assume reinvestment of all dividends and distributions.

ANNUAL RETURNS FOR PERIODS ENDED 12/31:

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	(12/27/99)
Matthews Asian Technology Fund
Return before taxes	-51.94%	-0.50%	-7.46%
Return after taxes on distributions(1)	-51.94%	-0.50%	-7.67%
Return after taxes on distributions and sale of Fund shares(1)	-33.76%	-0.43%	-6.11%
MSCI/Matthews Asian Technology Index(2),(3)	-39.85%	-0.90%	-10.44	%(4)

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The MSCI/Matthews Asian Technology Index is a free float-adjusted market capitalization-weighted index of Asian equities tracking a broad range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services and wireless telecommunications services.  It is not possible to invest directly in an index.  Source: Index data from Morgan Stanley Capital International; total return calculations performed by PNC Global Investment Servicing (U.S.) Inc.

(3)

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

(4)	Calculated from 12/31/99.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00	%(1)

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.69	%(2)
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.19	%(3)
Other Expenses	0.45%
Total Annual Operating Expenses	1.33%

(1)	Redemption fees are paid directly to the Fund. Please see Market Timing Activities and Redemption Fees on page XX for more information.

(2)

Management fees are charged at a rate of 0.75% of average daily net assets within the Fund complex between $0 and $2 billion, 0.6834% of average daily net assets within the complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the complex over $5 billion.

(3)

The Funds pay Administration and Shareholder Servicing Fees at a rate of 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion.

These operating expense figures are based on actual expenses paid by the Funds during the Fund’s last fiscal year. Any decrease in the Fund’s total assets from that period may result in higher operating expenses than are shown in the above table, and the potential increase in operating expenses may be significant.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	$135	Three Years:	$421	Five Years:	$729	Ten Years:	$1,601

Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31						4-month period ended		Year ended Aug. 31,
	2008	2007		2006	2005		12/31/04(1)		2004
Net Asset Value, beginning of period	$9.80	$7.92		$6.53	$5.45		$4.83		$4.30
Income (loss) from investment operations
Net investment income (loss)	0.01 (2)	—	(3)	(0.02)	—	(3)	(0.02)		(0.02)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(5.11)	1.87		1.40	1.08		0.64		0.53
Total from investment operations	(5.10)	1.87		1.38	1.08		0.62		0.51
Paid-in capital from redemption fees	0.01	0.01		0.01	—	(3)	—	(3)	0.02
Net Asset Value, end of period	$4.71	$9.80		$7.92	$6.53		$5.45		$4.83
Total return	(51.94)%	23.74%		21.29%	19.82%		12.84	%(4)	12.40%

The total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$74,476	$252,304	$129,819	$50,426	$38,865		$34,297
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.33%	1.26%	1.41%	1.49%	1.64	%(5)	1.63%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.33%	1.25%	1.39%	1.48%	1.60	%(5)	1.91%
Ratio of net investment income (loss) to average net assets	0.08%	(0.30)%	(0.29)%	0.08%	(0.85	)%(5)	(0.31)%
Portfolio turnover	44.84%	33.21%	34.77%	29.76%	7.36	%(4)	41.25%

(1)	The Matthews Asian Technology Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
(2)	Calculated using the average daily shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

The information for the fiscal years ending December 31, 2008 and December 31, 2007 has derived from the Fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.  The audited financial statements for all prior fiscal periods were performed by the Fund’s prior independent registered public accounting firm.

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds.  Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll-free by telephone at 800-789-ASIA [2742].  Matthews was founded in 1991 by G. Paul Matthews, who is a Director and Portfolio Manager.  Since its inception, Matthews has specialized in managing portfolios of Asian securities.  Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”).  Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to an administration and shareholder servicing agreement with the Funds.

Under an amendment to the Advisory Agreement effective September 1, 2007, the Funds, other than the Matthews Asia Small Companies Fund [and Matthews China Dividend Fund], pay Matthews 0.75% of the aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the aggregate average daily net assets of such Funds over $5 billion.  Accordingly, for the year ended December 31, 2008, each of these paid Matthews 0.69% of its average daily net assets.  The Matthews Asia Small Companies Fund, under an amendment to the Advisory Agreement, dated as of September 15, 2008, pays Matthews a fee equal to 1.0%.  [The Matthews China Dividend Fund, under an amendment to the Advisory Agreement, dated as of MONTH XX, 20XX, pays Matthews a fee equal to xx%.]  A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement of the Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2008.

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended, (the “Services Agreement”) effective September 1, 2007, the Funds pay Matthews 0.25% of the aggregate average daily net assets of the Funds  up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds  between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets within the Funds between $5 billion and $7.5 billion, and 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing Fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level.  For Matthews Asian Technology Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Asia Small Companies Funds, this level is 2.00%.    For Matthews Asia Pacific Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, this level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%.  In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, a Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Dividend Fund, Matthews Asia Small Companies Fund and Matthews China Dividend Fund, this agreement will continue through at least xx xx, 2010. For the Matthews Asia Dividend Fund, Matthews Asia Small Companies Fund and Matthews China Dividend Fund, this agreement will continue through at least October 31, 2009, April 30, 2012 and November XX, 2011, respectively.  These agreements may be extended for additional periods for each of the Funds.

Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers.  A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

Robert J. Horrocks, PhD

Robert Horrocks is Chief Investment Officer at Matthews International Capital Management, LLC and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

CO-MANAGER: ASIAN GROWTH AND INCOME FUND

Virgil I. Adams

Virgil Adams is Co-Manager of the Matthews Japan Fund. Prior to joining Matthews in 2008, Virgil was Co-Founder and Managing Partner of New Frontiers Investments in Shanghai, starting in 2002. He was also President of Amida Capital in Tokyo. Before that, Virgil served as a Founding Partner and Portfolio Manager for a multi-strategy hedge fund based in Tokyo. Previously, Virgil worked for six years at Fidelity Investments. He received a B.A. in International Studies from the University of Oregon and an M.B.A from the University of Michigan. He is fluent in Japanese. Virgil has been a Portfolio Manager of the Japan Fund since 2009.

CO-MANAGER: JAPAN FUND

Andrew T. Foster

Andrew Foster is a Portfolio Manager at Matthews International Capital Management, LLC.  He began his career in 1996 in Singapore, where he worked as a management consultant in A.T. Kearney’s Financial Institutions Group.  Andrew joined Matthews in 1998 as a Research Analyst and left the firm in 2001 to obtain his M.B.A.  Upon returning to Matthews in 2003, Andrew led the firm’s research efforts until 2008. From January 2008 to June 2009 Andrew served as acting Chief Investment Officer.  Andrew holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University and an M.B.A. from INSEAD in France. Andrew has been a Portfolio Manager of

LEAD MANAGER: ASIAN GROWTH AND INCOME FUND CO-MANAGER: ASIA DIVIDEND FUND CHINA FUND INDIA FUND

the Asian Growth and Income Fund since 2005, of the India Fund since the Fund’s inception in 2005, of the Asia Dividend Fund since the Fund’s inception in 2006, and of the China Fund since 2008.

Richard H. Gao

Richard Gao joined Matthews in 1997 as a China Analyst and is currently a Portfolio Manager.  He began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department.  In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies.  Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California.  He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the Pacific Tiger Fund since 2006, of the China Dividend Fund since 2009, and of the China Fund since 1999.

LEAD MANAGER: PACIFIC TIGER FUND CHINA FUND CO-MANAGER: CHINA DIVIDEND FUND

Michael B. Han, CFA

Michael Han is a Portfolio Manager at Matthews.  Prior to joining Matthews in 2007, he was a buy-side Equity Analyst at Luxor Capital Group researching investment opportunities in the Asian Markets.  From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul, Korea.  Michael started his career as a Consultant in the Seoul office of KPMG.  Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University.  He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2008.

CO-MANAGER: KOREA FUND

Mark W. Headley

Mark Headley is Chairman of the Board of Directors of Matthews and a Portfolio Manager. Mark joined Matthews in 1995 and has been actively involved in the Asian markets since 1989.  He was an original member of the team that launched the first SEC-registered open-ended Asia (ex Japan) fund.  Mark received a B.A. in Economics and Politics from the University of California, Santa Cruz. Mark has been a Portfolio Manager of the Pacific Tiger Fund since 1996, and of the Korea Fund since 1996.

CO-MANAGER: PACIFIC TIGER FUND KOREA FUND

Taizo Ishida

Taizo Ishida is a Portfolio Manager at Matthews.  Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager.  From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company.  From 1987 to 1997, he held positions at Sanford Bernstein & Co. and Yamaichi International (America), Inc. Prior to beginning his investment career, Taizo spent three years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program.  Taizo received a B.A. in Social Science from International Christian University in Tokyo, Japan and an M.A. in International Relations from The City College of New York.  He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Pacific Fund since 2007, and of the Japan Fund since 2006.

LEAD MANAGER: ASIA PACIFIC FUND JAPAN FUND

Noor Kamruddin

Noor Kamruddin is a Portfolio Manager at Matthews. Prior to joining Matthews in May 2008, Noor spent four years at Wasatch Advisors, first as a senior analyst and then as a Portfolio Manager. From 2002 to 2004, Noor was an Equities Analyst with Firsthand Capital Management. She began her career as an engineer, and has also worked at Merrill Lynch and CIBC World Markets. She graduated with a B.S. in computer engineering from the University of Illinois at Urbana-Champaign and also holds an M.B.A in Finance and Accounting from the University of Chicago. Noor is fluent in Hindi. Noor has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008, and of the India Fund since 2009.

CO-MANAGER: INDIA FUND ASIA SMALL COMPANIES FUND

Jesper Madsen, CFA

Jesper Madsen joined Matthews in 2004 and is currently a Portfolio Manager.  Previously, he was an Analyst at Charter Equity Research and from 2002 to 2003, he worked with the Fixed Income group at Barclays Global Investors.  Prior to that, Jesper was employed at Chemoil Corporation in oil-related sales.  He has traveled extensively, including living and working in China.  Jesper received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006 and of the China Dividend Fund since 2009.

LEAD MANAGER: ASIA DIVIDEND FUND CHINA DIVIDEND FUND

J. Michael Oh

Michael Oh is a Portfolio Manager at Matthews.  Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm, arriving at his current role as Portfolio Manager in 2006.  Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley.  He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2007, and of the Asian Technology Fund since 2006.

LEAD MANAGER: ASIAN TECHNOLOGY FUND KOREA FUND

Sharat Shroff, CFA

Sharat Shroff joined Matthews in 2005 and is currently a Portfolio Manager.  Prior to joining Matthews as a Research Analyst, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate.  Sharat receive a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India.  He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Pacific Tiger Fund since 2008, of the Asia Pacific Fund since 2007, and of the India Fund since 2006.

LEAD MANAGER: INDIA FUND PACIFIC TIGER FUND CO-MANAGER: ASIA PACIFIC FUND

Lydia So

Lydia So is a Portfolio Manager at Matthews.  Prior to joining Matthews in 2004, she was a Portfolio Associate at RCM Capital Management.  Lydia started her investment career at Kochis Fitz Wealth Management in 1999.  Lydia received a B.A. in Economics from the University of California, Davis.  She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008, and of the Asian Technology Fund since 2008.

LEAD MANAGER: ASIA SMALL COMPANIES FUND CO-MANAGER: ASIAN TECHNOLOGY FUND

The investment team travels extensively to Asia to conduct research relating to those markets.   The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Shareholder Information

Pricing of Fund Shares

The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Funds’ expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below).  Market quotations are provided by pricing services that are independent of the Funds and Matthews.  Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade.  Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below).  The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies.  The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value.  In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews.  There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security.  In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs.  Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist.  In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Funds.  In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board.  When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day.  In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities.  Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated.  Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.  For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year.  The Funds accrue for this potential expense, which reduces their net asset value.  For further information regarding this tax, please see page XX.

Purchasing Shares

The Funds are open for business each day the NYSE is open.  You may purchase Fund shares directly from the Funds by mail, telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase shares of the Funds directly through the Funds’ underwriter, PFPC Distributors, Inc. (“PFPC”), which is a registered broker-dealer, by calling 800-789-ASIA [2742]. Shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through PFPC or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open.  A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open.  If your order is received by PFPC or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.  There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for a Fund calculated on the following business day.  This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Funds.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services.  For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page XX.

You may purchase shares of the Funds by telephone or online.  New accounts may be opened online or by mailing a completed application.  Please see Purchasing Shares on page XX, and Telephone and Online Transactions on page XX.  Call 800-789-ASIA [2742] or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders.  If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs.  The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

Please note that when opening your account the Funds follow identity verification procedures outlined on page XX.

Individual Retirement Accounts

The Funds offer Individual Retirement Accounts (IRAs).  Applications for IRAs may be obtained by calling 800-789-ASIA [2742] or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Other Accounts

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800-789-ASIA [2742] to speak with a Fund representative or visit matthewsfunds.com.

Minimum Investments in the Funds (U.S. Residents*)

Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100

Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

* Additional limitations apply to non-U.S. residents.  Please contact a Fund representative at 800-789-ASIA [2742] for information and assistance.

** Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

Purchasing Shares

Opening an Account (Initial Investment)

By Mail

You can obtain an account application by calling 800-789-ASIA [2742] between 9:00 AM-7:00 PM ET or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

Regular Mail:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Overnight Mail:

Matthews Asia Funds

101 Sabin Street

Pawtucket, RI 02860-1427

Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.

By Broker/Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

Your bank should transmit the funds by wire to:

PNC Bank

ABA #031000053

Credit: [name of specific Matthews Asia Fund]

Account: #8606905986

FBO: [your name and account number]

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures, outlined on page XX.

Adding to an Account (Subsequent Investments)

Existing shareholders may purchase additional shares for all authorized accounts through the methods described below.

By Mail

Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

Regular Mail:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Overnight Mail:

Matthews Asia Funds

101 Sabin Street

Pawtucket, RI 02860-1427

Online

As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Note: When you open your account, you must complete the Online Account Access section of the application to be able to use this feature.

Via Automatic Investment Plan

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

Please call us at 800-789-ASIA [2742] between 9:00 AM-7:00 PM, ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Your bank should then transmit the funds by wire to:

PNC Bank

ABA #031000053

Credit: [name of specific Matthews Asia Fund]

Account: #8606905986

FBO: [your name and account number]

Note that wire fees are charged by most banks.

Exchanging Shares

You may exchange your shares of one Matthews Asia Fund for another. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time).  Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on page XX, or call 800-789-ASIA [2742] for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Funds believe it is in the best interest of all shareholders to do so.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time.  Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Selling (Redeeming) Shares

You may redeem shares on any day the NYSE is open for business.  To receive a specific day’s NAV, your request must be received by the Funds’ agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time).  If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

If you are redeeming shares recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online.  Please see “Telephone and Online Transactions” below, or call 800-789-ASIA [2742] for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions.  Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800-789-ASIA [2742], or through an online order at the Funds’ website at matthewsasia.com.  To gain the ability to place orders online, complete the Online Account Access section of the New Account Application or make subsequent arrangements with the Funds in writing.  Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will ordinarily be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.  Shareholders of IRAs and Coverdell ESAs accounts are not eligible for online or telephone redemptions, as well as shareholders who previously declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds.  If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security.  The Funds employ certain security measures as they process these transactions.  If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Selling (Redeeming) shares

BY MAIL	• Send a letter to the Funds via:

Regular Mail:	Matthews Asia Funds P.O. Box 9791 Providence, RI 02940

Overnight Delivery:

Matthews Asia Funds

101 Sabin Street

Pawtucket, RI 02860-1427

The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

•    Your written request is for an amount over $100,000; or

•    A change of address was received by the Funds’ transfer agent within the last 30 days; or

•    The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE

Call 800-789-ASIA [2742]. When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

BY WIRE

If you have wiring instructions already established on your account, contact us at 800-789-ASIA [2742] to request a redemption by wire. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800-789-ASIA [2742].

ONLINE

As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Note: When you open your account, you must complete the Online Account Access section of the application to be able to use this feature.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services.

Market Timing Activities and Redemption Fees

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”).  Market timing can harm other shareholders because it may dilute the value of their shares.  Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”).  Funds that invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders.  Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds’ imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers.  The Funds have adopted procedures to identify transactions that appear to involve market timing.  However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers.  Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account.  Such accounts obscure, and may be used to facilitate, market timing transactions.  The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts.  In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions.  These arrangements may assist the Funds in identifying market timing activities.  However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies.  In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies.  Reliance on intermediaries increases the risk that excessive trading may go undetected.  For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades.  The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions.  The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated).  Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies.  These policies may result in a shareholder’s privileges to purchase or exchange the Funds’ shares being terminated or restricted independently of the Funds.  Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards.  For additional information, please contact your intermediary.

Redemption Fees.  Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in a Fund’s NAV, the Funds recommend that you invest in a Fund only for the long term.  Short-term buying and selling of shares of the Funds may also have detrimental effects on the Funds and other shareholders.  Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Funds attempt to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds.  This fee is payable directly to the Funds.

For these purposes, the Funds deem most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing.  To determine whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest.  The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.  If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar-day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase.  In addition, following an exchange, the 90-calendar-day holding period begins anew.  Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account.  If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800-789-ASIA [2742].

The Funds may grant exemptions from the redemption fee where the Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity.  Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options.  The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances.

The Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing.  In the event that the Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.  The Funds reserve the right to modify or eliminate the redemption fee at any time, without notice to shareholders.  You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800-789-ASIA [2742] for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity.  If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it.  Accounts that fall below $2,500 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as “sub-transfer agency” or “shareholder servicing.”  For shareholders who open accounts directly, PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc. (“PNC”) performs these services as part of the various services it provides to the Funds under an agreement between the Funds and PNC.  For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary.  For performing these services, the intermediary seeks compensation from the Funds or Matthews.  In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees.  The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund.  The level of payments will vary for each particular intermediary.  These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary.  A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews.  Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments.  Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December.  The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December.  Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years.   All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds.  You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.  An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it.  If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In January, if applicable, you will be sent a Form 1099-DIV or other IRS forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year.  The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains.  Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds.  The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities.  This accrual may reduce a Fund’s net asset value.

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on page XX.

Shareholder Reports

The Funds provide an annual report (audited by independent accountants), a semi-annual report and two quarterly reports each year. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and financial reports to that address.  This process, called “householding,” will continue indefinitely unless you instruct us otherwise.  At any time you may view the Funds’ current prospectus and financial reports on our website.  If you prefer to receive individual copies of the Funds’ prospectus or financial reports, please call us at 800-789-ASIA [2742].

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated April 29, 2009 (as amended on November xx, 2009), is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Additional Information

CONTACTING MATTHEWS ASIA FUNDS

You can obtain free copies of the publications described by visiting the Funds’ website at matthewsasia.com. To request additional information or to speak to a Fund representative, contact the Funds at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC

You can visit the SEC’s website at sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.  You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

[Not part of the prospectus]

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

800-789-ASIA [2742]

UNDERWRITER

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

ACCOUNT SERVICES

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9791

Providence, RI 02940

800-789-ASIA [2742]

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800-789-ASIA [2742]

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Investment Company Act File Number: 811-08510

Distributed by PFPC Distributors, Inc.

Matthews Asia Funds

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9791

Providence, RI 02940

800-789-ASIA [2742]

matthewsasia.com

PS_xx09

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated September 16, 2009

MATTHEWS INTERNATIONAL FUNDS

(d/b/a MATTHEWS ASIA FUNDS)

MATTHEWSASIA.COM

ASIAN GROWTH AND INCOME FUND

ASIA DIVIDEND FUND*

CHINA DIVIDEND FUND

ASIA PACIFIC FUND

PACIFIC TIGER FUND

CHINA FUND

INDIA FUND

JAPAN FUND

KOREA FUND

ASIA SMALL COMPANIES FUND

ASIAN TECHNOLOGY FUND

* FORMERLY KNOWN AS “ASIA PACIFIC EQUITY INCOME FUND”

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009 (as amended November xx, 2009)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of the various series of the Matthews Asia Funds (the “Funds”) dated April 29, 2009 (as amended November xx, 2009). The Funds’ Prospectus and the financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2008 are incorporated herein by reference. You can obtain a free copy of the current Prospectus and Annual Report on the Funds’ web site at MATTHEWSASIA.COM or by contacting a Fund representative at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

(800) 789-ASIA [2742]

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Underwriter. The Prospectus does not constitute an offering by the Fund or by the Underwriter in any jurisdiction in which such offering may not lawfully be made.

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Fund History

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a family of mutual funds currently offering eleven separate series of shares (each individually a “Fund,” and collectively the “Funds”):

Asia Growth and Income Strategies:

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund*

Matthews China Dividend Fund

Asia Growth Strategies:

Matthews Asia Pacific Fund

Matthews Pacific Tiger Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

Asia Small Companies Strategy:

Matthews Asia Small Companies Fund

Asia Specialty Strategy:

Matthews Asian Technology Fund

* Formerly known as “Matthews Asia Pacific Equity Income Fund”

All eleven funds are offered in a single prospectus dated April 29, 2009 (as amended November xx, 2009), referred to herein as the “Prospectus.”

Description of the Funds

Please read the following information together with the information contained in the Prospectus concerning the investment strategies, risks and policies of the Funds. The information in this SAI supplements the information in the Prospectus.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory (business) trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. Each Fund is “diversified” except for the Matthews India Fund and the Matthews Korea Fund, which are non-diversified. Diversified means that at least 75% of the value of a Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining

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25% of the value of a Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

A “non-diversified” Fund may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in one of the non-diversified Funds entails greater risk than an investment in a diversified fund because of the Fund’s greater exposure to the risks associated with individual issuers: a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Investment Objective

The investment objective of each of the Funds, except for the Matthews Asia Dividend Fund, the Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund, is to seek long-term capital appreciation.

The investment objective of the Matthews Asia Dividend Fund and the Matthews China Dividend Fund is to seek total return with an emphasis on providing current income. The investment objective of the Matthews Asian Growth and Income Fund is to seek long-term capital appreciation with some current income.

Investment Process

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each of the Funds. Matthews invests in the Asia Pacific region based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and believes that the intersection of development and deregulation will create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution.

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Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuations (to both a company’s growth prospects and to other issuers), liquidity requirements and management malfeasance or other unethical conduct. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

The Funds, other than the Matthews Asia Dividend Fund and the Matthews China Dividend Fund, invest where Matthews believes the potential for capital growth exists and in companies that it believes have demonstrated the ability to anticipate and adapt to changing markets. With respect to the Matthews Asia Dividend Fund and the Matthews China Dividend Fund, Matthews seeks to invest in companies that have in the past paid high dividends relative to their share prices, or which it believes are well-positioned to grow future dividends, or both. Accordingly, each of the Matthews Asia Dividend Fund and the Matthews China Dividend Fund expects that its portfolio will primarily consist of companies with established dividend-paying records.

Equity securities in which the Funds, other than the Matthews Asia Dividend Fund Fund, the Matthews China Dividend Fund and the Matthews Korea Fund, may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures. Equity securities in which the Matthews Asia Dividend Fund and the Matthews China Dividend Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts and other financial instruments). Equity securities in which the Matthews Korea Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts of issuers located in South Korea.

Each of the Funds, other than the Matthews Korea Fund, may invest up to 20% of its total assets in non-convertible bonds and other debt securities, including securities issued by government entities and their political subdivisions. Provided, however, that the Matthews Japan Fund may only invest in non-convertible bonds that are rated, at the time of investment, BBB or higher by Standard & Poor’s Corporation (“S&P”) or Fitch, Inc. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Non-convertible debt securities in which the Matthews Japan Fund may invest include U.S. dollar- or yen-denominated debt securities issued by the Japanese government or Japanese companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Matthews Korea Fund may invest in convertible debt securities, and up to 35% of its total assets in non-convertible debt

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securities provided that such securities are rated, at the time of investment, BBB or higher by S&P or Fitch or Baa or higher by Moody’s or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Non-convertible debt securities in which the Matthews Korea Fund may invest include U.S. dollar- or won-denominated debt securities issued by the South Korean government or South Korean companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Funds may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management and may lack depth of management. Smaller companies may have less certain growth prospects, and be more sensitive to changing economic conditions than larger, more established companies. A Fund may have more difficulty obtaining information about smaller portfolio companies, or valuing or disposing of their securities, than it would if it focused on larger, more well-known companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the markets in general, and can react differently to political, market and economic developments than these companies or markets.

The Funds may invest in debt securities, including convertible debt securities, debt securities rated below investment grade, as well as unrated securities that have been deemed by Matthews to be of similar credit quality. Securities rated below investment grade (and unrated securities of comparable quality as determined by Matthews) are sometimes referred to as “high yield securities” or “junk bonds.” High yield securities involve a greater risk of loss of principal and interest (see “Risks Associated with Securities Rated Below Investment Grade”). There is no objective standard against which Matthews may evaluate the credit and other risks of unrated securities. Matthews seeks to minimize the risks of investing in unrated and lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, Matthews may assess the following factors, among others:

•                  Potential for capital appreciation;

•                  Price of security relative to price of underlying stock, if a convertible security;

•                  Yield of security relative to yield of other fixed-income securities;

•                  Interest or dividend income;

•                  Call and/or put features;

•                  Creditworthiness;

•                  Price of security relative to price of other comparable securities

•                  Size of issue;

•                  Currency of issue; and

•                  Impact of security on diversification of the portfolios.

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which may be converted into an underlying foreign

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security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although some represent bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between the markets.

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Risks of Investment

All investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Funds. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

Political, Social and Economic Risks

The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, inadequate investor protection, changes in the laws or regulations of the countries in which it invests and the status of these country’s relations with other countries. In addition, the economies of these countries may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. Agriculture frequently occupies a more prominent position in the economy of these countries than in the United States, and therefore they may be more susceptible to adverse changes in climate, weather or natural disasters. Some countries have limited natural resources (such as oil and natural gas), resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.

In many other countries, the government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in these countries is substantial. Accordingly, future government actions in these countries could have a significant effect on the economy of these countries, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio.

Risks of Emerging Markets

Many countries of the Asia Pacific region are considered to be developing or emerging economies and markets. The risks of investment in such markets include (i) less social, political and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii)

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certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds.

Many developing countries in which the Funds invest lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Funds invest. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Funds may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of a Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide

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any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. A Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Risks of Foreign Currency

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of a Fund’s investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Funds may engage in currency transactions, Matthews does not currently intend to actively manage currency exchange rate risks. Should Matthews do so, there is no assurance that it will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if a Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to that Fund. Similarly, if a Fund decreases its exposure to a currency and the currency’s price rises, that Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of

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government controls on currency exchange or government intervention in currency markets, which could adversely affect the Funds. Foreign investments, which are not U.S. dollar-denominated, may require a Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

The Funds may invest in convertible debt securities, which may be denominated in U.S. dollars, local or other currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Risks of Securities Rated Below Investment Grade

In this SAI, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by Matthews:

•                  High quality

•                  Investment grade

•                  Below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix: Bond Ratings.” As noted in the Appendix, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P or Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Each Fund (except the Matthews Asian Growth and Income Fund) limits its investments in securities rated below investment grade (securities rated lower than BBB by S&P or Fitch, Baa or below by Moody’s or, if unrated, are of comparable quality in the judgment of Matthews) to 15% of its total assets. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Debt securities rated below investment grade, commonly referred to as “junk bonds,” are considered to be of poor standing and have speculative characteristics that result in a greater risk of loss of principal and interest. There can be no assurance that the Funds would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

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The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which a Fund could sell a security at its perceived value) of lower-rated securities held by a Fund, especially in a thinly-traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly-traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, a Fund’s valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market.

The credit ratings of S&P, Fitch and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, Matthews may perform its own analysis of issuers in selecting investments for the Funds. Matthews’ analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

Risks of Investing in Technology Companies

Each of the Funds may invest in securities of technology companies. Such companies may be affected by rapid product changes and associated developments. Technology companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Technology companies are subject to greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of technology companies and, as a result, the value of their securities. As a result, the net asset value of a Fund may be more volatile, especially over the short term. These risks are especially important when considering an investment in the Matthews Asian Technology Fund, which focuses on the technology sector. The Matthews Asian Technology Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its net asset value will follow the technology sector, as opposed to the general movement of the economies of the countries where the companies are located.

Risks of Investing in Foreign Countries

The Matthews Growth and Income, Matthews Asia Dividend, Matthews Asia Pacific, Matthews Pacific Tiger, Matthews Asia Small Companies and Matthews Technology Funds may invest in companies from different countries. In addition, each of these Funds may invest up to 20% of its total assets in securities located outside of Asia or the Asian

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Pacific region. The Matthews India, Matthews Japan and Matthews Korea Funds may each invest up to 20% of its total assets in securities located outside of India, Japan and South Korea, respectively; the Matthews China and Matthews China Dividend Funds may each invest up to 20% of its total assets in securities located outside of China and Taiwan. Such investments by the Funds may be in the securities of companies from any country, including, without limitation, the United States. Each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

The Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund concentrate their investments, respectively, in securities of Indian, Japanese or South Korean companies; the Matthews China Fund and Matthews China Dividend Fund concentrate their investments in securities of Chinese and Taiwanese companies. Consequently, the share price of each of these Funds may be more volatile, and more affected by political, economic and other events in the country in which they invest than that of mutual funds that are not as geographically concentrated. An investment in any of these Funds should not be considered a complete investment program, but may be used to help diversify a portfolio. Information regarding the risks associated with investing in China (including Hong Kong) and Taiwan, India, Japan and South Korea is included in the Funds’ Prospectus and is set forth below.

Risks Associated with China

The Funds may hold securities listed on the Shanghai or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The Funds’ exposure to securities listed on either the Shanghai or Shenzhen exchanges is currently through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the Funds may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Risks Associated with Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of a Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower

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wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Risks Associated with India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter market of India) subject to the conditions specified in Indian guidelines and regulations (the “Guidelines”). FIIs are required to apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to review the professional experience and reputation of the FII, and custodian arrangements for Indian securities. Although the Trust is a registered FII, it must still seek renewal of this status periodically. There can be no guarantee that regulatory approval will be granted to continue the Trust’s FII status. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for sub-accounts registered under the Foreign Companies/Individual category. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. Please see “Other Foreign Tax Issues” on page 61. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Funds to reach their investment objectives or repatriate their income, gains and initial capital from India.

A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by a Fund. In addition, further issuances (or the perception that such issuances may occur) of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of that Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect a Fund’s ability to acquire or dispose of securities at the price and time that it desires.

The ability of the Funds to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from their investments in Indian securities is subject to the Indian Foreign Exchange Management

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Act, 1999, and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Funds to repatriate their income and capital. Such conditions or modifications may prompt the Board of Trustees to suspend redemptions of a Fund’s shares for an indefinite period. If for any reason a Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, a Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the U.S. Internal Revenue Code.

Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy.  Escalating tensions between India and Pakistan could impact the broader region. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. Recent attacks by terrorists believed to be based in Pakistan against India have further damaged relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect a Fund’s investments.

Risks Associated with Japan

The decline in the Japanese securities markets, which began in 1989, has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. While differences in Japanese and international accounting standards have narrowed, remaining differences may continue make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Risks Associated with South Korea

The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Under current regulations, foreign investors are allowed to invest in almost all shares listed on the South Korean Stock Exchange (“KSE”). From time to time, many of the securities trade among non-South Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in South Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Funds, if they purchase such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premium will not be reduced or eliminated by changes in regulations or otherwise. Such securities will be

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valued at fair value as determined in good faith by the Funds’ Valuation Committee under the supervision of the Board of Trustees.

Investments by the Funds in the securities of South Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in South Korea, and by changes in South Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a South Korean company than about a U.S. company. Brokers in South Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political or economic stress. Additionally, South Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a South Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could adversely affect investments in South Korea.

The Funds do not intend to engage in activities that they believe would create a permanent establishment in South Korea within the meaning of the South Korea-U.S. Tax Treaty. Therefore, the Funds generally should not be subject to any South Korean income taxes other than South Korean withholding taxes. Exemption or reductions in these taxes apply if the South Korea-U.S. Tax Treaty applies to the Funds. If the treaty provisions are not, or cease to be, applicable to the Funds, significant additional withholding or other taxes could apply, reducing the net asset value (“NAV”) of the Funds.

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific type of investments are not the principal investment strategies of the Funds, but are reserved by Matthews for its use in the event that Matthews deems it appropriate to do so to achieve the Funds’ fundamental investment objectives.

1.              Loans of Portfolio Securities

The Funds may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Funds money to borrow these securities. The Funds may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of that Fund.

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Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by Matthews, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by Matthews to be creditworthy, and when, in the judgment of Matthews, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by Matthews.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2.              Repurchase Agreements

The Funds may enter into repurchase agreements to earn income. The Funds may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by Matthews, pursuant to guidelines established by the Board of Trustees. The repurchase price under the agreements equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Funds under the 1940 Act.

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each counterparty to a repurchase agreement as an issuer of a security for tax diversification purposes and not treat the agreement as cash, a cash equivalent or receivable.

The financial institutions with which the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Matthews. Matthews will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying

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security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Funds may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Funds, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3.              Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, each Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities a Fund is obligated to repurchase.

4.              Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the individual Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the respective Fund.

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

5.              Illiquid Securities

Illiquid securities are securities that a Fund cannot be disposed of at approximately the price at which they are value by the Fund within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to Matthews, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. Matthews will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board of Trustees.

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Each Fund may invest up to 15% of its net assets in illiquid securities. A Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of a security that is not readily marketable may be lower or higher than a Fund’s most recent estimate of its fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities that are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6.              Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at approximately the price at which they are value by the Fund within seven days of wanting to do so. The 15% limit on illiquid securities discussed previously does not include any restricted securities that have been determined to be liquid by the Funds’ Board of Trustees.

7.              Convertible Securities

Each Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8.              Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Funds will normally realize a capital gain or loss in connection with these

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transactions. For purposes of determining the Funds’ average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Funds’ custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if Matthews deems it appropriate to do so.

9.              Fixed-Income Securities

All fixed-income securities are subject to two primary types of risks: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

10.       Short-Selling

In markets where it is permitted to do so, the Funds may make short sales. A short sale occurs when a Fund borrows stock (usually from a broker) and promises to give it back at some date in the future and then sells the borrowed shares. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

A Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any loss will be increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a

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short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or securities required to be deposited in a collateral account for with the broker in connection with the short sale (excluding the proceeds of the short sale).

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it, plus the collateral held for the broker (excluding the proceeds of the short sale), be less than the current market value of the securities  sold short.

11.       Interest Rate Futures Contracts

The Funds may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. A Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of that Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

12.       Futures Transactions

The Funds may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Funds may invest in futures transactions for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act of 1936 (the “CEA”) by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

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The Funds may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Funds are temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, each Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options is subject to the maintenance of a liquid secondary market, which cannot be assured.

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund’s position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

a.     Restrictions on the Use of Futures Contracts

Each Fund may enter into futures contracts provided that such obligations represent no more than 20% of the Fund’s net assets. Under the CEA, each Fund may invest in futures contracts or options on future contracts (i) for bona fide hedging purposes within the meaning of regulations under the CEA, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish

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such positions will not exceed 5% of the Fund’s net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

b.     Risk Factors of Futures Transactions

The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

13.  Foreign Currency Transactions

The Funds may engage in foreign currency transactions in connection with their investment in foreign securities. The Funds will conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Funds may also (but are not required to) hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Each Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Matthews believes that the U.S. dollar value of the

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currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Funds are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Funds might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. The Funds may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Each Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC.

Each Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Funds to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

Each Fund may also (but is not required to) use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to a Fund from adverse currency movements, Matthews’ ability to anticipate changes in the price of foreign currencies is limited and any hedging may limit the potential gain from positive currency movements or otherwise result in losses. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than

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those involved in the use of such hedging instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Funds might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which Matthews believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

14.  Options

Each Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a.             Writing Call Options

Each Fund may write covered call options from time to time on portions of its portfolio, without limit, as Matthews determines is appropriate in pursuing that Fund’s investment goals. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Funds will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written

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provided the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

A Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b.             Writing Put Options

Each Fund may write put options. The Funds will write put options only if they are “secured” at all times by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where Matthews wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c.             Purchasing Call Options

Each Fund may purchase call options to the extent that premiums paid by that Fund do not aggregate more than 10% of its total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of

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purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss which will be short-term unless the option was held for more than one year.

d.             Purchasing Put Options

Each Fund may invest up to 10% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. Each Fund may to purchase put options (i) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”); and (ii) for other reasons. A Fund may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

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Funds’ Policies

The policies set forth below are fundamental and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus, each Fund may not:

1.                         Issue senior securities;

2.                         Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3.                         Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.                         Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asian Technology Fund;

5.                         Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.                         Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.                         Change its diversification status under the 1940 Act;

8.                         Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.                         Make investments in securities for the purpose of exercising control;

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10.                   Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer. This policy does not apply to Matthews Asia Small Companies Fund; or

11.                   Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. This policy does not apply to the Matthews Asia Dividend, Matthews China Dividend, Matthews India or Matthews Asia Small Companies Funds.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and the Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to each Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Funds are permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Funds’ investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%.  High portfolio turnover rates will generally result in higher transaction costs to a Fund and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the most recent fiscal periods of the Funds, other than the Matthews Asia Small Companies Fund and the Matthews China Dividend Fund (which have not yet had full fiscal years), are set forth in the “FINANCIAL HIGHLIGHTS” tables in the Prospectus. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. The portfolio turnover rate for the Matthews Japan Fund increased from 45.51% in 2007 to 88.97% in 2008. This increase resulted from portfolio transactions necessary to meet shareholder purchase and redemption requests and from restructuring the portfolio in response to changes in market conditions.

Disclosure of Portfolio Holdings

In accordance with the Funds’ policies and procedures (“Policies”), the Funds’ transfer agent, PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., (“PNC”), is responsible for dissemination of information about the Funds’ portfolio holdings. The Funds, together with PNC and Matthews (the “Service Providers”), may disclose information concerning securities held in the Funds’ portfolios only under the following circumstances:

(i)           Following the end of each fiscal quarter (generally within 60 days), each Fund’s full portfolio holdings will be made publicly available by the following means:

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a.               The Funds shall send shareholders portfolio holdings in the Funds’ annual, semi-annual and quarterly reports, which are mailed to shareholders and posted on the Funds’ website.

b.              PNC shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

(ii)                    The Funds will also release top ten holdings on a monthly basis via the Funds’ website and written communication within approximately 21 days of each month end;

(iii)                 The Funds or a Service Provider do not disclose the Funds’ portfolio security holdings in advance of general release and without delay except to the Funds’ custodian bank, independent public accountant, independent legal counsel, proxy voting agent, financial printers, technical writers who assist with the preparation of disclosure materials, technology service providers and pricing service providers. The Funds also disclose their portfolio security holdings to third parties in connection with their on-going efforts to analyze their trading activity, and in connection with their periodic reviews of the performance of existing fund agents and advisors or the retention of new agents and advisors. In addition, the Funds may make such disclosure on a confidential basis to selected third parties when the Funds have a legitimate business purpose for doing so. Examples of legitimate business purposes in which selective disclosure of the Funds’ portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with Matthews; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; and disclosure to a rating or ranking organization. Currently the Funds have no such disclosure arrangements in place.

As required by the federal securities laws, including the 1940 Act, the Funds will disclose their portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

In accordance with the Funds’ Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Funds, a Service Provider or any affiliate in connection with disclosure of such information. The Funds’ Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Funds’ portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Funds, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Funds’ shareholders and Matthews or the Funds’ principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their

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next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Funds. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Management of the Funds:

The operations of the Funds are under the direction of the Board of Trustees. The Board establishes the Funds’ policies and oversees and reviews the management of the Funds. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Funds. The Trustees and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the eleven Funds.  The Address of each Trustee and executive officer of the Trust is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

Name, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee

INDEPENDENT TRUSTEES

Geoffrey H. Bobroff Born 1944	Chairman of the Board of Trustees and Trustee	Since 2006	President, Bobroff Consulting, Inc. (since 1993).	11	None.

Rhoda Rossman Born 1958	Trustee	Since 2006	Vice President, Corporate Investment Officer (since 2007); and Senior Vice President and Treasurer (2003 - 2007), The PMI Group, Inc.	11	None.

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Name, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee

Toshi Shibano Born 1950	Trustee	Since 2003	President, Toshi Shibano Consulting, Inc. (since 1995); Adjunct Associate Professor, Columbia Graduate School of Business (since 2001); Adjunct Professor, Thunderbird American Graduate School of International Management (2000-2005); Faculty, General Electric Corporate Leadership Development Center (since 2000); Executive Education Lecturer, Haas School of Business, University of California at Berkeley since 1995.	11	None.

Jonathan F. Zeschin Born 1953	Trustee	Since 2007	Partner, Essential Investment Partners, LLC (since 2009); Managing Partner, JZ Partners LLC (since 1998) President and Founder, Essential Advisers, Inc. (2000-2009).	11

Independent Chairman of the Board of Trustees, DCA Total Return Fund (since 2005); and DCW Total Return Fund (since 2007); Independent Trustee, ICON Funds (2002-2007); Independent Director, Wasatch Funds (2002-2004).

INTERESTED TRUSTEES(2)

G. Paul Matthews Born 1956	Trustee	Since 2006	Director and Portfolio Manager, Matthews (since 1991); Chairman Matthews (1991 — 2009); Chief Investment Officer, Matthews (1991 — 2007); President of the Funds (1994 — 2007).	11	Director, Matthews Asian Selection Funds PLC (1 Portfolio).

(1)	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.
(2)	This Trustee is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

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Name, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

OFFICER(S) WHO ARE NOT TRUSTEES(1)

William J. Hackett Born 1967	President;	Since 2009	President (since 2007), Matthews; Partner (2002 — 2007), Senior Manager (1997 — 2002), Manager (1995 — 1997), Senior/Associate (1990 — 1995), Deloitte & Touche, LLP.

Robert Horrocks Born 1968	Vice President	Since 2009

Chief Investment Officer (since 2009), Director of Research (2008 - Present), Matthews; Head of Research, Mirae Asset Management (2006 - 2008); Chief Investment Officer Everbright Prumerica (2003 - 2006).

John P. McGowan Born 1964	Vice President and Secretary	Since 2005

Senior Vice President of Business Administration (since 2008), Chief Administrative Officer (2007 — 2008), Chief Operating Officer (2004 — 2007), Matthews; Chief Operating Officer, Treasurer, and Chief Compliance Officer, Forward Management LLC (1998 — 2004).

Shai Malka Born 1973	Treasurer	Since 2005	Senior Manager of Fund Accounting and Operations (since 2004), Manager of Fund Accounting (2003 — 2004), Fund Accountant (2000 — 2003), Matthews.

Andrew T. Foster Born 1974	Vice President	Since 2005	Portfolio Manager (since 2005), Acting Chief Investment Officer (2008-2009), Director of Research (2003 — 2008), Matthews.

Richard Gao Born 1967	Vice President	Since 2009	Portfolio Manager (since 1999), Matthews.

Name, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years

Mark W. Headley Born 1959	Vice President	Since 2009

Chairman (since 2009), Director and Portfolio Manager (since 1996), Chief Executive Officer or Co-Chief Executive Office (2002 — 2009), President (199 - 2007), Chief Investment Officer (2007 — 2009), Matthews; Vice President (1999 — 2007, 2009 — Present), President (2007 — 2008), the Funds; Director (2004-2008), Matthews Asian Selections Funds, PLC, Dublin, Ireland.

Taizo Ishida Born 1957	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews; Vice-President and Portfolio Manager, Wellington Management Company (2000 - 2006).

Jesper Madsen Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Research Analyst (2005-2006), Research Associate (2004 - 2005), Matthews; Associate, Charter Equity Research (2003 - 2004).

Michael Oh Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Assistant Portfolio Manager (2003 - 2006), Research Analyst (2000 - 2003), Matthews.

Sharatt Shroff Born 1973	Vice President	Since 2009	Portfolio Manager (since 2006), Research Analyst (2005 - 2006), Matthews; Research Associate, Morgan Stanley Hong Kong and San Francisco (2001 - 2005).

Lydia So Born 1978	Vice President	Since 2009	Portfolio Manager (since 2008), Senior Research Analyst (2007), Research Analyst (2006 - 2007), Research Associate (2004-2006), Matthews; Portfolio Associate, RCM Capital Management (2001 - 2004).

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Timothy B. Parker Born 1958	Vice President	Since 2008

General Counsel (since 2005), Matthews; Partner, Kirkpatrick & Lockhart Nicholson Graham LLP (2003 - 2005); Global Head of Compliance and Risk Management, Allianz Dresdner Asset Management (2001 - 2003); Managing Director, RCM Global Investors (1993 - 2001).

Manoj K. Pombra Born 1964	Chief Compliance Officer	Since 2005

Chief Compliance Officer, Matthews (since 2005); Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance, Franklin Templeton Investments (2001 - 2005); Senior Financial Reporting Manager, InfoUSA.com (2000 - 2001).

(1)

Each officer serves at the pleasure of the Board of Trustees. Officers are considered “interested persons” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust of Matthews.

The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Trust. At least 65% of the Board members are independent of the Funds and Matthews (the “Independent Trustees”). Currently the Board is comprised of five individuals, one of whom is considered an Interested Trustee as defined by the 1940 Act. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Funds and other financial operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met seven times during the fiscal year ended December 31, 2008. Currently, the Board has an Audit Committee, a Nominating Committee and a Compensation Committee. Each such committee is composed solely of the Independent Trustees (currently, Messrs. Bobroff, Shibano and Zeschin, and Ms. Rossman). The Chairman and functions of each committee is set forth below.

Audit Committee Mr. Shibano, Chairman

The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds’ independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm’s audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm’s certifications; and (4) review with such independent registered public accounting firm the adequacy of the Funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls. The Audit Committee met two times during the fiscal year ended December 31, 2008.

Nominating Committee Mr. Bobroff, Chairman

The Nominating Committee has the responsibility, among other things, to consider and nominate new Trustees to serve on the Funds’ Board. The Nominating Committee does not currently consider nominations from shareholders, but will do so if required by any applicable law, in which case the Nominating Committee will provide shareholders with information as to how their nominations may be submitted for consideration. The Nominating Committee did not meet during the fiscal year ended December 31, 2008.

Compensation Committee	The Compensation Committee has the responsibility, among

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Mr. Zeschin, Chairman

other things, to annually review and consider the compensation of the Board as well as the compensation of the Chief Compliance Officer. The Compensation Committee did not meet during the fiscal year ended December 31, 2008, however, the Independent Trustees met on two occasions to consider their compensation and the compensation of the Trustees and the Chief Compliance Officer.

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The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each of the Funds and in all registered investment companies overseen by the Trustee within the same family of investment companies, as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in each of the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies

INDEPENDENT TRUSTEES

Geoffrey H. Bobroff	• Matthews Asian Growth and Income Fund $10,001-$50,000 • Matthews Pacific Tiger Fund $10,001-$50,000 • Matthews Asian Technology Fund $1 - $10,000 • Matthews Japan Fund $1 - $10,000	$50,001 - $100,000

Rhoda Rossman

•           Matthews Asia Dividend Fund $1 - $10,000

•           Matthews Asian Growth and Income Fund $10,001-$50,000

•           Matthews Japan Fund $10,001 - $50,000

•           Matthews India Fund $10,001-$50,000

•           Matthews Asia Small Companies Fund $1 - $10,000

$10,001 - $50,000

Toshi Shibano	• Matthews China Fund Above $100,000 • Matthews India Fund $50,001-$100,000	Above $100,000

Jonathan F. Zeschin	• Matthews Asia Dividend Fund Above $100,000	Above $100,000

INTERESTED TRUSTEES

G. Paul Matthews

•           Matthews Asia Dividend Fund Above $100,000

•           Matthews Asian Growth and Income Fund Above $100,000

•           Matthews Asia Pacific Fund Above $100,000

•           Matthews Pacific Tiger Fund Above $100,000

•           Matthews Asian Technology Fund $10,001-$50,000

•           Matthews China Fund $10,001-$50,000

•           Matthews India Fund $1 - $10,000

•           Matthews Japan Fund $50,001-$100,000

•             Matthews Korea Fund $10,001-$50,000

Above $100,000

* The Matthews China Dividend Fund did not exist as of December 31, 2008.

As of December 31, 2008, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews or the Funds’ underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews or the Funds’ underwriter.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the individual Fund, except that the shares shall be voted in the aggregate and not by

35

individual Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Trust has retained Matthews to manage the assets of each of the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) that has been approved by the Board of Trustees of the Trust, including the Independent Trustees. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Service Providers.” The Advisory Agreement has an initial term of two years for each Fund and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement for each Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Compensation

The fees and expenses of the Independent Trustees are allocated among the eleven series of the Trust and paid by the Trust. The following table shows the fees paid during the fiscal year ended December 31, 2008 to the Independent Trustees for their service to the Funds and the total compensation paid to the Trustees by the Fund Complex.

	Fiscal Year End of 12-31-08*
Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees

Geoffrey H. Bobroff	$100,000	None	None	$100,000

Rhoda Rossman	$80,000	None	None	$80,000

Toshi Shibano	$86,000	None	None	$86,000

Jonathan F. Zeschin	$80,000	None	None	$80,000

* The Matthews China Dividend Fund did not exist as of December 31, 2008.

No officer or employee of Matthews receives any compensation from the Funds for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Funds.

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Code of Ethics

The Trust and Matthews have adopted a written Code of Ethics (the “Code”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Advisers Act. The Code requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code. The Code of Ethics is on file with the SEC.

The Funds’ principal underwriter has also adopted a Code of Ethics pursuant to Rule 17j-1.

Proxy Voting Policies and Procedures

The Board of Trustees of the Funds has delegated to Matthews the authority to vote proxies of companies held in each Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, a division of Risk Metrics Group, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply the Trust’s Proxy Policies, effect proxy votes and maintain appropriate records.

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, Matthews’ Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of a Fund and its shareholders and votes accordingly. With respect to other, more routine, matters, Matthews Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of a Fund or its shareholders (even if that vote is inconsistent with Matthews’ Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement

37

the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances in which Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Funds or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews’ Proxy Policies attempt to minimize this potential by utilizing an independent consultant to monitor and apply its Proxy Policies. Matthews’ Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews votes proxies (i) in accordance with a pre-determined policy; (ii) based upon the recommendations of an independent third party; (iii) advises the Funds’ Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

Information regarding how the Funds (other than the Matthews China Dividend Fund) voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA [2742] and (3) on the SEC’s website at sec.gov. Information regarding how the Matthews China Dividend Fund votes proxies relating to portfolio securities during the 12-month period ending June 30, 2010 will be available after that date (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA [2742] and (3) on the SEC’s website at sec.gov.

Control Persons and Principal Holders of Securities

As of November xx, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each of the Matthews Asia Funds [other than the Matthews Asia Small Companies Fund. As a group, Trustees and officers of the Trust owned (beneficially

38

or of record), as of November xx, 2009, approximately xx% of the equity securities of the Matthews Asia Small Companies Fund.]

The tables below show, as of November xx, 2009, the persons who owned of record or beneficially more than 5% of the outstanding voting shares of the Funds. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders.

Fund	Account Holders Name, Address	Percentage of Shares

Matthews Asian Growth and Income Fund			%

Matthews Asia Dividend Fund			%

Matthews China Dividend Fund	None

Matthews Asia Pacific Fund			%

Matthews Pacific Tiger Fund			%

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Fund	Account Holders Name, Address	Percentage of Shares

Matthews China Fund			%

Matthews India Fund			%

Matthews Japan Fund			%

Matthews Korea Fund			%

Matthews Asia Small Companies Fund			%

Matthews Asian Technology Fund			%

Investment Advisor, Underwriter and Other Service Providers

Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. The Hambrecht 1980 Revocable Trust (“Hambrecht”), a family trust, has an ownership interest of more than 25% in Matthews, and City National Corporation, a holding company for a bank and other financial services companies (including a broker-dealer and wholly or partially owned investment advisers, “City”), has an ownership interest of 10%-25% in Matthews. G. Paul Matthews (who is a Portfolio Manager and a Managing Member of Matthews) and Mark W. Headley (who is the Chairman, a Portfolio Manager and a Managing Member of Matthews) each has an ownership interest of 10%-25% in Matthews. Representative of each of Hambrecht and City, as well as Mr. Matthews and Mr. Headley, are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of Hambrecht, City, Mr. Matthews and Mr. Headley may, for certain purposes, be deemed to be affiliated with or in control of Matthews. In addition, Mr. Matthews is a Trustee of the Funds, and Mr. Headley is a Vice President of the Funds, and Mr. Headley is a Co-Portfolio Manager of two of the Funds. For these reasons, each of Mr. Matthews and Mr. Headley may be deemed to be affiliated persons of the Funds.

Matthews performs its duties and is paid pursuant to its Advisory Agreement (the “Agreement”) with the Funds. Some of the terms of the Agreement are set by the 1940

40

Act, such as that after an initial two-year term, it is reviewed each year by the Board of Trustees and the Board may terminate it without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, Matthews may, from time-to-time, voluntarily waive its advisory fees with respect to one or more of the Funds, but is not obligated to do so.

Under the Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of each Fund, or by the Board of Trustees, including a majority of the Independent Trustees. The Agreement may be terminated with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of each Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to that Fund. The Agreement can only be assigned with prior shareholder approval. In the event that the Agreement is assigned without shareholder approval, the Agreement automatically terminates.

Under the Agreement, each Fund is responsible for payment of all of its expenses except those specifically assumed by Matthews or another third party, including payment of the following expenses:

1.	The fees and expenses of the Funds’ Independent Trustees;

2.	The salaries and expenses of any of the Funds’ officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Funds’ custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Funds’ portfolio securities and of pricing the Funds’ shares;

11.	Expenses of maintaining the Funds’ legal existence and of shareholders’ meetings;

12.	Expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

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13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Funds’ Compliance Program as required by the 1940 Act.

The ratio of each Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by each Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The Funds, other than the Matthews Asia Small Companies Fund [and the Matthews China Dividend Fund], pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement, as amended on August 31, 2007, each of the Funds, other than the Matthews Asia Small Companies Fund [and the Matthews China Dividend Fund], pays Matthews 0.75% of their aggregate average daily net assets from $0 to $2 billion, 0.6834% on their aggregate average daily net assets between $2 billion and $5 billion, and 0.65% on their aggregate average daily net assets over $5 billion. During the fiscal years ended December 31, 2006, 2007 and 2008 the aggregate advisory fees earned by Matthews, before and after reimbursement, waiver or recapture of expenses (“Waivers”) by Matthews (including voluntary fee waivers that ended on September 1, 2007 when the amended fee rates took effect), were as follows:

Fiscal Year Ended December 31	Aggregate Advisory Fees Earned by Matthews (before Waivers)	Aggregate Advisory Fees Earned by Matthews (after Waivers)
2006	$47,366,988	$46,875,514
2007	$64,659,052	$64,312,636
2008	$51,365,915	$51,277,039

The Matthews Asia Small Companies Fund pays Matthews pursuant to an amendment to the Advisory Agreement dated as of September 15, 2008 (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under this amendment to the Advisory Agreement, this Fund pays Matthews 1.00% of its average daily net assets. In addition, under a Shareholder Services Agreement, the Funds pay Matthews a fee for administrative and shareholder services. See “Shareholder Servicing and Administration,” on page 50.

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[The Matthews China Dividend Fund pays Matthews pursuant to an amendment to the Advisory Agreement dated as of xx xx, 2009 (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under this amendment to the Advisory Agreement, this Fund pays Matthews xx% of its average daily net assets. In addition, under a Shareholder Services Agreement, the Funds pay Matthews a fee for administrative and shareholder services. See “Shareholder Servicing and Administration,” on page 50.]

Under a written agreement between the Funds and Matthews, Matthews agrees to reimburse money to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Asian Technology Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Asia Small Companies Fund, this level is 2.00%. For Matthews Asia Pacific Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, the level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%. In turn, if a Fund’s expenses fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Dividend Fund, Matthews Asia Small Companies Fund and Matthews China Dividend Fund, this agreement will continue through at least xx xx, 2010. For the Matthews Asia Dividend Fund, this agreement will continue through at least October 31, 2009. For the Matthews Asia Small Companies Fund, this agreement will continue through at least April 30, 2012.  For the Matthews China Dividend Fund, this agreement will continue through at least November xx, 2011.  These agreements may be extended for additional periods for each of the Funds.

	FYE 12-31-08*
Matthews Fund	Gross Advisory Fees Earned		Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured		Net Advisory Fees
Asian Growth and Income Fund	$12,362,781		0		$12,362,781
Asia Dividend Fund	$636,250		$(24,543)		$611,707
Asia Pacific Fund	$2,324,677		0		$2,324,677
Pacific Tiger Fund	$18,120,660		0		$18,120,660
China Fund	$9,131,795		0		$9,131,795
India Fund	$5,406,179		0		$5,406,179
Japan Fund	$1,188,880		0		$1,188,880
Korea Fund	$1,063,450		0		$1,063,450
Asia Small Companies	$5,204	**	$(64,333	)**	$(59,129	)**
Asian Technology Fund	$1,126,039		0		$1,126,039

	FYE 12-31-07*
Matthews Fund	Gross Advisory Fees Earned		Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asian Growth and Income Fund	$14,961,706		$(82,082)	$14,879,624
Asia Dividend Fund	$403,018		$(12,048)	$390,970
Asia Pacific Fund	$3,260,012		$(18,095)	$3,241,917
Pacific Tiger Fund	$24,797,262		$(132,815)	$24,664,447
China Fund	$10,913,883		$(48,009)	$10,865,874
India Fund	$5,723,352		$(27,949)	$5,695,403
Japan Fund	$1,748,733		$(10,749)	$1,737,984
Korea Fund	$1,635,352		$(8,768)	$1,626,584
Asia Small Companies		**	**		**
Asian Technology Fund	$1,215,734		$(5,901)	$1,209,833

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	FYE 12-31-06*
Matthews Fund	Gross Advisory Fees Earned		Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asian Growth and Income Fund	$12,848,587		$(136,023)	$12,712,564
Asia Dividend Fund***	$14,962		$(30,299)	$(15,337)
Asia Pacific Fund	$2,722,715		$(28,681)	$2,694,034
Pacific Tiger Fund	$19,540,448		$(205,739)	$19,334,709
China Fund	$4,111,845		$(42,966)	$4,068,879
India Fund	$2,918,233		$7,647	$2,925,880
Japan Fund	$2,614,584		$(27,853)	$2,586,731
Korea Fund	$1,958,895		$(20,894)	$1,938,001
Asia Small Companies		**	**		**
Asian Technology Fund	$636,719		$(6,666)	$630,053

* The Matthews China Dividend Fund did not exist during any of these periods.

** The Matthews Asia Small Companies Fund commenced operations on September 15, 2008.

*** The Matthews Asia Dividend Fund commenced operations on October 31, 2006.

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Portfolio Managers

The following table shows information regarding other accounts managed by the Funds’ Portfolio Managers as of December 31, 2008.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Andrew T. Foster Lead Portfolio Manager of the Matthews Asian Growth and Income Fund; Co-Portfolio Manager of the Matthews Asia Dividend, China, and India Funds	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	1	$208,315,778	0	0
	Other Accounts	0	$0	0	0

Virgil Adams Co-Portfolio Manager of the Matthews Japan Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Richard H. Gao Lead Portfolio Manager of the Matthews Pacific Tiger and China Funds; Co-Portfolio Manager of the Matthews China Dividend Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	1	$0	0	0
	Other Accounts	2	$134,912,297	0	0

Michael Han, CFA Co-Portfolio Manager of the Matthews Korea Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Mark W. Headley Co-Portfolio Manager of the Matthews Pacific Tiger and Korea Funds	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Robert Horrocks Co-Portfolio Manager of the Matthews Asian Growth and Income Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

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Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Taizo Ishida Lead Portfolio Manager of the Matthews Asia Pacific and Japan Funds	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	2	$9,238,763	0	0
	Other Accounts	0	$0	0	0

Noor Kamruddin Co-Portfolio Manager of the Matthews India and Asia Small Companies Funds	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Jesper Madsen, CFA Lead Portfolio Manager of the Matthews Asia Dividend and China Dividend Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

J. Michael Oh Lead Portfolio Manager of the Matthews Asian Technology and Korea Funds	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Sharat Shroff, CFA, Lead Portfolio Manager of the Matthews Pacific Tiger and India Funds; Co-Portfolio Manager of the Matthews Asia Pacific Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	2	$134,912,297	0	0

Lydia So Lead Portfolio Manager of the Matthews Asia Small Companies Fund; Co-Portfolio Manager of the Matthews Asian Technology Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, participation in the equity or revenues of the firm, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution of the shares of the Funds. Key elements of compensation are detailed below:

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Base Salary	Each portfolio manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus

Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the pre-tax performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Performance is generally considered on an absolute basis over longer periods (five to ten years). However, market conditions and performance relative to the benchmark or peer group of a Fund or other account may also be considered.

Other Compensation

Certain Portfolio Managers may receive compensation in the form of equity interests in Matthews or cash payments based upon a percent of Matthews’ revenues. Matthews is a private limited liability company that provides pass-through treatment. Accordingly holders of equity interests may be allocated portions of Matthews’ profits and losses, and may receive cash distributions. Such distributions may be made subject to certain required distributions and payments, Matthews’ working capital requirements and similar considerations.

Benefit Programs	Portfolio managers participate in benefit plans and programs available generally to all employees.

A Portfolio Manager’s compensation arrangement may give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; and the bonuses of the Portfolio Managers relate to increases in asset levels under Matthews’ management. Additional, as explained above, certain portfolio managers may receive equity-based compensation from Matthews. The management of or participation in the management of multiple Matthews Asia Funds and accounts may give rise to potential conflicts of interest among the Funds and accounts, as Portfolio Managers must allocate their time and investment ideas across Matthews Asia Funds or other accounts, which may pay different fees to Matthews and have different objectives, benchmarks and time horizons. A Portfolio Manager may execute transactions for a Matthews Asia Fund or other account that may adversely impact the value of securities held by the Fund. Any securities selected for a Matthews Asia Fund or other account may perform differently than the securities selected for another Matthews Asia Fund or other account. The Matthews Asia Funds and Matthews have adopted a trade management policy which they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts. With respect to the allocation of investment opportunities (i.e., investment ideas), Matthews has established policies and procedures that provide that all research conducted by any member of Matthews’ investment team be generally available to every other member. However, Matthews Portfolio Managers may act upon applicable research at any time, and no account or investment mandate (i.e., a group of accounts with similar investment objectives) has any general priority in the access to or allocation of any investment opportunity. However, Matthews may determine that priority

47

to an investment opportunity should be established because of its limited availability, the difficulty of execution or other factors. Currently Matthews accords such priority with respect to (i) new accounts (such as the Matthews Asia Small Companies Fund) that invest in Asia Small Companies (as defined in the Prospectus); (ii) investments in Asia Small Companies in which no account managed by Matthews has previously invested; and (iii) accounts that focus on a specific country or sector and intend to invest in initial public offerings, secondary public offerings and private placements may be given priority in such opportunities to the extent they are associated with securities from a country or in a sector in which the account invests (e.g., the Matthews China Fund may be accorded priority with respect to the initial public offering of a Chinese company).

The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Trust’s Code of Ethics will adequately address such conflicts.

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund and in all registered investment companies overseen by the Portfolio Manager within the family of investment companies, as of December 31, 2008.

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund*
Andrew T. Foster

•    Matthews Asia Dividend Fund $50,001-$100,000
•    Matthews Asian Growth and Income Fund $100,001-$500,000
•    Matthews Asia Pacific Fund $1-$10,000
•    Matthews Pacific Tiger Fund $10,001-$50,000
•    Matthews Asian Technology Fund $1-$10,000
•    Matthews China Fund $10,001-$50,000
•    Matthews India Fund $50,001-$100,000
•    Matthews Japan Fund $10,001-$50,000
•    Matthews Korea Fund $10,001-$50,000
•    Matthews Asia Small Companies Fund $50,001-$100,000

Virgil Adams	• None

Richard H. Gao

•    Matthews Asia Dividend Fund $1-$10,000
•    Matthews Asian Growth and Income Fund $10,001-$50,000
•    Matthews Asia Pacific Fund $10,001-$50,000
•    Matthews Pacific Tiger Fund $1-$10,000
•    Matthews Asian Technology Fund $1-$10,000
•    Matthews China Fund $50,001-$100,000
•    Matthews India Fund $1-$10,000
•    Matthews Japan Fund $1-$10,000
•    Matthews Korea Fund $10,001-$50,000

Michael Han, CFA	• Matthews Korea Fund $1-$10,000 • Matthews Asia Small Companies Fund $1-$10,000

Mark W. Headley

•    Matthews Asia Dividend Fund $100,001-$500,000
•    Matthews Asian Growth and Income Fund $50,001-$100,000
•    Matthews Asia Pacific Fund $50,001-$100,000
•    Matthews Pacific Tiger Fund $100,001-$500,000
•    Matthews Asian Technology Fund $50,001-$100,000
•    Matthews China Fund $50,001-$100,000
•    Matthews India Fund $100,001-$500,000

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Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund*
• Matthews Japan Fund $100,001-$500,000 • Matthews Korea Fund $50,001-$100,000 • Matthews Asia Small Companies Fund $100,001-$500,000

Robert Horrocks	• Matthews Asian Growth and Income Fund $100,001-$500,000 • Matthews Asia Pacific Fund $100,001-$500,000

Taizo Ishida	• Matthews Asia Pacific Fund $50,001-$100,000 • Matthews Japan Fund $100,001-$500,000

Noor Kamruddin	• Matthews Asia Pacific Fund $10,001-$50,000 • Matthews China Fund$1-$10,000 • Matthews India Fund $10,001-$50,000 • Matthews Asia Small Companies Fund $1-$10,000

* The Matthews China Dividend Fund did not exist as of December 31, 2008.

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund*
Jesper Madsen, CFA

•    Matthews Asia Dividend Fund $10,001-$50,000
•    Matthews Asian Growth and Income Fund $50,001-$100,000
•    Matthews Asia Pacific Fund $1-$10,000
•    Matthews Japan Fund $10,001-$50,000
•    Matthews Korea Fund $1-$10,000

J. Michael Oh

•    Matthews Asia Dividend Fund $1-$10,000
•    Matthews Asian Growth and Income Fund $1-$10,000
•    Matthews Pacific Tiger Fund $1 - $10,000
•    Matthews Asian Technology Fund $10,001-$50,000
•    Matthews China Fund $1-$10,000
•    Matthews India Fund $1-$10,000
•    Matthews Japan Fund $1 - $10,000
•    Matthews Korea Fund $10,001-$50,000
•    Matthews Asia Small Companies Fund $1-$10,000

Sharat Shroff, CFA

•    Matthews Asia Dividend Fund $1-$10,000
•    Matthews Asia Pacific Fund $1-$10,000
•    Matthews Pacific Tiger Fund $10,001-$50,000
•    Matthews China Fund $1-$10,000
•    Matthews India Fund $10,001-$50,000
•    Matthews Japan Fund $1-$10,000
•    Matthews Korea Fund $1-$10,000
•    Matthews Small Companies Fund $1-$10,000
•    Matthews Asian Technology Fund $1-$10,000

Lydia So	• Matthews Asia Pacific Fund $1-$10,000 • Matthews Pacific Tiger Fund $1 - $10,000 • Matthews Asia Small Companies Fund $1 - $10,000

* The Matthews China Dividend Fund did not exist as of December 31, 2008.

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Principal Underwriter

The Trust entered into an Underwriting Agreement dated December 31, 2000, as amended (the “Underwriting Agreement”) with PFPC Distributors, Inc., which is currently located at 760 Moore Road, King of Prussia, PA 19406 (“PFPC Distributors” or the “Underwriter”). PFPC Distributors acts as the statutory principal underwriter of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assists in the continuous offering of shares, on an agency basis. The Underwriting Agreement has been approved by the Board of Trustees. Matthews compensates PFPC Distributors for its services to the Funds.

Pursuant to the Underwriting Agreement, PFPC Distributors has agreed to qualify as a broker-dealer under all applicable federal or state laws in those states that the Trust shall from time to time identify to PFPC Distributors as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. PFPC Distributors is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. (formerly, the National Association of Securities Dealers, Inc.).

The Trust has agreed to indemnify PFPC Distributors from losses relating to PFPC Distributors’ assumption of the principal underwriter function and from prospectus and sales material disclosure liability.

Rule 12b-1 Plan (Distribution Plan)

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in the event that the Board determines it is necessary to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders and any amounts payable under the Plan would be subject to applicable operating expense limitations agreed to by Matthews.

Shareholder Servicing and Administration, and other Service Providers

Shareholder Servicing and Administration

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., (“PNC” or the “Administrator”), provides certain administrative services to the Trust pursuant to a Second Amended and Restated Investment Company Services Agreement dated as of April 1, 2007 (the “Investment Company Services Agreement”). Under the Investment Company Services Agreement, PNC: (i) coordinates with the custodian and transfer agent and monitors the services they provide to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (iv) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by

50

applicable law; (vi) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) prepares and arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds’ expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Investment Company Services Agreement.

In addition, pursuant to the Investment Company Services Agreement, PNC provides certain transfer agency and other shareholder services for shareholders who open accounts directly with PNC. Such services include maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally (collectively, “transfer agency and shareholder services”).

During the fiscal year ended December 31, 2008, and during the fiscal years ended 2007 and 2006 (under a predecessor agreement with the Administrator), the aggregate amounts paid to the Administrator by the Funds totaled $1,341,577 for 2008, $1,876,505 and $2,049,691, for 2007 and 2006, respectively, and are broken down as follows:

Matthews Fund	Fees Paid to Administrator During FYE 12-31-06*		Fees Paid to Administrator During FYE 12-31-07*	Fees Paid to Administrator During FYE 12-31-08
Asia Dividend Fund	$178	**	$10,614	$16,724
Asian Growth and Income Fund	$558,198		$439,316	$323,267
Asia Pacific Fund	$117,032		$95,714	$60,755
Pacific Tiger Fund	$849,162		$725,239	$473,270
Asian Technology Fund	$26,196		$34,336	$29,398
China Fund	$177,341		$307,484	$238,301
India Fund	$125,207		$164,443	$140,871
Japan Fund	$112,474		$52,185	$31,151
Korea Fund	$83,903		$47,174	$27,741
Asia Small Companies Fund	N/A		N/A	$99	†

*                           Fee paid to PNC after waiver of $25,000 in 2006 and $6,250 in 2007. The waived amount was allocated equally to each Fund for the year of portion thereof.

**                    The Matthews Asia Dividend Fund commenced operations on October 31, 2006.

†                            The Matthews Asian Small Companies Fund commenced operations on September 15, 2008.

††                      The Matthews China Dividend Fund did not exist during any of these periods.

For shareholders who purchase shares through a broker or other financial intermediary (sometimes called fund “supermarkets”), some or all transfer agency and shareholder services may be performed by that intermediary. The services provided by supermarkets (although they vary from supermarket to supermarket) generally include the following: acceptance, processing and settlement of specific shareholder transactions (purchases, redemptions and exchanges); establishing and maintaining transaction clearing relationships; establishing and maintaining individual shareholder records; providing and maintaining periodic and transaction-specific reporting; maintaining shareholder records regarding share splits, reorganizations and other corporate actions; performing anti-money laundering and related regulatory compliance functions that relate to individual shareholders; responding to inquiries regarding the Funds as well as the status of accounts and transactions made by shareholders who own shares through that

51

supermarket; processing redemption fees; providing net asset value, dividend and distribution information to shareholders; and assisting with shareholder communications. Some fund supermarkets also provide the following services: next-day transaction processing services; 24-hour transaction services; performance estimates; research; fund ratings (e.g., Lipper and Morningstar ratings); risk analysis; fund facts and fees; tax information and analysis; independent due diligence of funds; tax lot accounting; internet services; and access to other financial products (e.g., banking and credit). You should contact your supermarket to determine the specific services available to you.

For performing transfer agency and shareholder services, the supermarket may seek compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation (and periodically reviews the allocation) of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to supermarkets for distribution services.

The Trust has also entered into an Administration and Shareholder Services Agreement with Matthews as of August 13, 2004, as amended (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, Matthews provides a range of administrative services that focus on the servicing needed by the Funds and oversight and coordination of their various service providers, as distinct from the services provided by PNC and supermarkets to shareholder accounts. Matthews’ services may include, on a continuous basis: responding to shareholder communications that come to Matthews directly, indirectly via PNC or a supermarket, or via the Funds’ website; providing regular communications and investor education materials to shareholders; communicating with investment advisors whose clients own or hold shares of the Funds and providing such other information as may reasonably be requested by shareholders or certain services not provided by the Funds’ transfer agent or by fund supermarkets. Matthews also provides, on a continuous basis, the following administration services: oversight of the activities of PNC as the Funds’ transfer agent (including the transfer agent’s call center operations); oversight of the Funds’ accounting agent, custodian and PNC’s administrative functions; assisting with the daily calculation of Fund net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by other parties, such as PNC, for Board meetings; providing such other information and assistance to shareholders as they may reasonably request; coordinating and executing the offering (or closure) of a Fund; and general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technical support.

Under the Shareholder Services Agreement, the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of the Funds in aggregate, computed and prorated on a daily basis. Under an amendment to the Shareholder Services Agreement, effective September 1, 2007, the Funds pay 0.25% of their aggregate average daily net assets between $0 and $2 billion, 0.1834% of their aggregate average daily net assets between $2 billion and $5 billion, 0.15% of their aggregate average daily net assets between $5 billion and $7.5 billion, and 0.125% of their aggregate average daily net assets over $7.5 billion. Fees charged and waived or

52

reimbursed under the shareholder servicing fee arrangement during the fiscal years ended December 31, 2008, 2007 and 2006 were as follows:

	FYE 12-31-08*
Matthews Fund	Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Reimbursed	Total	Fee in Basis Points
Asian Growth and Income Fund	$3,357,765	0	$3,357,765	0.19%
Asia Dividend Fund	$175,537	0	$175,537	0.19%
Asia Pacific Fund	$629,152	0	$629,152	0.19%
Pacific Tiger Fund	$4,900,833	0	$4,900,833	0.19%
China Fund	$2,467,959	0	$2,467,959	0.19%
India Fund	$1,454,344	0	$1,454,344	0.19%
Japan Fund	$324,805	0	$324,805	0.19%
Korea Fund	$286,904	0	$286,904	0.19%
Asia Small Companies Fund**	$1,115	0	$1,115	0.21%
Asian Technology Fund	$303,972	0	$303,972	0.19%

	FYE 12-31-07*
Matthews Fund	Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Reimbursed	Total	Fee in Basis Points
Asian Growth and Income Fund	$3,946,001	$(82,082)	$3,863,919	0.18%
Asia Dividend Fund	$105,521	$(1,943)	$103,578	0.18%
Asia Pacific Fund	$860,430	$(18,095)	$842,335	0.18%
Pacific Tiger Fund	$6,531,217	$(132,815)	$6,398,402	0.18%
China Fund	$2,847,637	$(48,009)	$2,799,628	0.18%
India Fund	$1,500,602	$(27,949)	$1,472,653	0.18%
Japan Fund	$464,273	$(10,749)	$453,524	0.18%
Korea Fund	$430,725	$(8,768)	$421,957	0.18%
Asia Small Companies Fund**	N/A	N/A	N/A	N/A
Asian Technology Fund	$318,691	$(5,901)	$312,790	0.18%

	FYE 12-31-06*
Matthews Fund	Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Reimbursed	Total	Fee in Basis Points
Asian Growth and Income Fund	$3,697,126	$(136,022)	$3,561,104	0.19%
Asia Dividend Fund***	$4,182	$(138)	$4,044	0.19%
Asia Pacific Fund	$782,661	$(28,681)	$753,980	0.19%
Pacific Tiger Fund	$5,616,404	$(205,739)	$5,410,665	0.19%
China Fund	$1,179,902	$(42,965)	$1,136,937	0.19%
India Fund	$834,931	$(30,042)	$804,889	0.19%
Japan Fund	$753,381	$(27,853)	$725,528	0.19%
Korea Fund	$564,558	$(20,894)	$543,664	0.19%
Asia Small Companies Fund**	N/A	N/A	N/A	N/A
Asian Technology Fund	$182,783	$(6,665)	$176,118	0.19%

*	The Matthews China Dividend Fund did not exist during any of these periods.
**	The Matthews Asia Small Companies Fund commenced operations on September 15, 2008.
***	The Matthews Asia Dividend Fund commenced operations on October 31, 2006.

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Transfer Agent

PNC Global Investment Servicing (U.S.) Inc. (“PNC”) is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PNC maintains records pertaining to the sale, redemption and transfer of each Fund’s shares and distributes each Fund’s cash distributions to shareholders.

Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations.

Counsel to the Trust

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105 serves as counsel to the Trust.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust. The firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by PricewaterhouseCoopers LLP.

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and other matters involved in the receipt of brokerage services generally.

Matthews may also purchase from a broker or allow a broker to pay for certain execution-related and research services, including economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Funds do not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Funds’ shares by directing portfolio securities transactions to that broker or dealer.

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Matthews may cause the Funds to pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these execution-related and research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews will attempt to allocate portfolio transactions among the Funds and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the other accounts. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of Matthews, however, the results of such procedures will, on the whole, be in the best interests of each of the accounts it manages.

For the fiscal years ended December 31, 2008, 2007 and 2006, the aggregate brokerage commissions paid by the Trust on behalf of the Funds amounted to $10,090,356, $10,286,749 and $10,124,388, respectively. All such amounts were considered by the Fund in directing transactions to a broker dealer because of proprietary or third party research services provided by such broker dealers. The aggregate brokerage commissions attributable to each Fund are set forth below.

Matthews Fund	Brokerage Commissions Paid During FYE 12-31-06*	Brokerage Commissions Paid During FYE 12-31-07*	Brokerage Commissions Paid During FYE 12-31-08*
Asian Growth and Income Fund	$1,725,534	$1,739,207	$1,942,518
Asia Dividend Fund**	$39,754	$136,038	$254,112
Asia Pacific Fund	$827,164	$687,287	$682,640
Pacific Tiger Fund	$3,969,871	$4,099,788	$3,655,021
China Fund	$750,423	$1,508,360	$1,174,206
India Fund	$1,373,211	$1,141,449	$1,237,658
Japan Fund	$759,823	$351,730	$443,332
Korea Fund	$418,955	$317,723	$342,451
Asia Small Companies Fund***	N/A	N/A	$6,250
Asian Technology Fund	$259,653	$305,167	$352,168

*	The Matthews China Dividend Fund did not exist during any of these periods.
**	The Matthews Asia Dividend Fund commenced operations on October 31, 2006.
***	The Matthews Asia Small Companies Fund commenced operations on September 15, 2008.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Funds did not hold any securities of their regular broker-dealers as of December 31, 2008.

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The Funds did not engage in any brokerage transactions involving any brokers that are affiliated with the Trust or Matthews during the fiscal year ended December 31, 2008.

Shares of Beneficial Interest

The Funds are authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of a particular Fund represent equal proportionate interests in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

Each Fund may be terminated upon the sale and conveyance of its assets to another Fund, partnership, association, corporation, or entity, or upon the sale and conversion into money of its assets. The Trustees may terminate or sell all or a portion of the assets of the Fund without prior shareholder approval. In the event of the dissolution or liquidation of a Fund, shareholders of the Fund are entitled to receive the underlying assets of a Fund available for distribution.

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals who may charge a fee for their services.

Determination of Net Asset Value

Generally, the NAV per share of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Funds do not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Funds may, under extraordinary circumstances, calculate the NAV of their respective shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

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The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Funds are highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers. Foreign classes of securities frequently trade at a premium when any purchase limitations have been met. In such cases shares held in a foreign class will be valued at the foreign class price. However, foreign class shares will be valued at the local class price if either the foreign class is not full or the foreign class is not trading.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in Asia Pacific may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Funds’ NAV are not calculated.

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The Funds have a Valuation Committee, comprised of at least one Trustee of the Trust, as well as certain employees of Matthews (some of whom may also be officers of the Funds), which reviews and monitors the pricing policies adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Funds’ securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting.

Pursuant to its policies and procedures, the Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Funds’ shares into U.S. dollars at the prevailing market rates, as determined in accordance with the Funds’ Pricing Policies.

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the net asset value of the Fund, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Funds to redeem in kind may be limited.

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Equalization

For any of its fiscal years, a Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of that Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Funds, reducing the amount of the distribution to be made to remaining shareholders of each Fund.

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gains distributions, if any, are normally made after October 31. The Funds may make additional payments of dividends or distributions if they deem it to be desirable and in the best interests of shareholders at other times during the year. The Matthews Asia Dividend Fund seeks to distribute income quarterly in March, June, September and December. The Matthews Asian Growth and Income Fund and the Matthews China Dividend Fund seek to distribute income twice each year, generally in June and December. Any dividend or distributions paid by the Funds have the effect of reducing the net asset value per share on the record date by the amount of the dividend of distribution. To the extent the Funds make a mid-year distribution of realized capital gains, the Funds run the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Funds will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

Taxation of the Funds

In General

Each Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) distribute at least 90% of its dividend, interest and certain other income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses, or of one or more qualified publicly traded partnerships.

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To the extent each Fund qualifies for treatment as a regulated investment company, they will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of a Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed and untaxed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Dividends declared by the Funds during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Funds. Dividends paid by the Funds may qualify in part for the dividends received deduction for corporations.

The Funds will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in a Fund’s portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the trading value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Funds write a call, or purchase a put option, an amount equal to the premium received or paid by it is included in the Funds’ accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that a Fund has written expires on its stipulated expiration date, that Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by a Fund for the purchase of a put option is recorded in that Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the

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premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. 60% of any net gain or loss recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by a Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to stockholders.

Other Foreign Tax Issues

In India, a tax of 15% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to 8 years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends.

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Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of these taxes may affect the Funds’ daily NAV.

Taxes incurred on a Fund’s short-term realized gains may lower the potential short-term capital gains distribution of that Fund. Any taxes paid in India by a Fund on short-term realized gains will be available to be included in the calculation of that Fund’s foreign tax credit that is passed through to shareholders via Form 1099-DIV. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of a Fund, they also potentially lower, to a larger extent, the total return of that Fund as proceeds from sales are reduced by the amount of the tax.

Under the U.S.-South Korea income tax treaty, as presently in effect, the government of South Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by South Korean issuers. Under U.S.-South Korea income tax treaty, there is no South Korean withholding tax on realized capital gains.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal or foreign tax consequences of an investment in the Funds. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

Federal law requires that a Fund withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to stockholders who have not complied with IRS regulations. In order to avoid this withholding requirement, stockholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive un-audited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to Matthews at (800) 789-ASIA [2742].

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Financial Statements

The financial statements for the Funds, including the notes thereto as of December 31, 2008 are incorporated by reference from the Funds’ 2008 Annual Report to Shareholders and the Funds’ 2008 Semi-Annual Report to Shareholders as filed with the SEC on Form N-CSR.

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Appendix: Bond Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which a Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc., (“Fitch”), or, if unrated, determined by Matthews to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

•                  High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Matthews.

•                  Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Matthews.

•                  Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of the ratings categories used by Moody’s, S&P and Fitch applicable to fixed income securities.

Moody’s classifies corporate bonds as follows:

“Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” — Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” — Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” — Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may

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be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” — Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” — Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” — Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” — Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Moody’s classifies corporate short-term debt as follows:

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

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NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P describes classification of corporate and municipal debt as follows:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Provisional ratings:

“p”                             The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

“r”                                The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:                      Not rated.

Fitch describes classification of long term credit ratings of debt securities as follows:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

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“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC,” “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD,” “D”: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

68

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C - Other Information

Item 23.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)

Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)

Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)

Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)

Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(d)(5)

Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(d)(6)

Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(d)(7)

Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(e)(1)

Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)

Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)

Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)

Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(5)

Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post Effective Amendment No. 35 on September 15, 2008.

(f)	Not Applicable.

(g)	Custodian Agreement with Brown Brothers Harriman & Co. dated July 20, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(g)(1)

Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)

Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)

Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)

Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)

Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)

Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)

Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)

Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)

Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)

Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)

Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(1)(xv)

Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvi)

Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvii)

Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(2)(i)

Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)

Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)

Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)

Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)

Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)

Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(2)(vii)

Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(2)(viii)

Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(i)

Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)

Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(iii)

Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April

23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(h)(3)(v)

Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(vi)

Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(i)(1)

Legal Opinion of Counsel with respect to series other than the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post—Effective Amendment Nos. 13, 19, 17, 30 and 35 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006 and September 15, 2008, respectively.

(i)(2)	Legal Opinion with respect to the Matthews China Dividend Fund and Consent of Counsel to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan — Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(n)	Not Applicable.

(o)	Second amended and restated 18f-3 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(3)

Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)

Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)

Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(p)(6)

Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(p)(7)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is filed herewith.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated, May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(q)(5)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

Item 24.	Persons Controlled by or under Common Control with the Registrant

Not Applicable.

Item 25.                                                  Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification.  The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person.  The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust.  The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant.  Section 10.3 states as follows:

10.3 Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.  In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 26.                                                      Business and Other Connections of Advisor

The sole business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios.  Matthews is registered under the Investment Advisers Act of 1940, as amended.  Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company
G. Paul Matthews Director and Portfolio Manager	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Mark W. Headley Director, Chairman and Portfolio Manager	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

William J. Hackett Chief Executive Officer	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Robert Horrocks Chief Investment Officer and Portfolio Manager	Mirae Asset Global Investments (Hong Kong) Limited Level 15, Three Pacific Place, 1 Queen’s Road East Hong Kong	Head of Research

John P. McGowan Senior Vice President of Business Administration	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Timothy B. Parker General Counsel	N/A

Manoj Pombra Chief Compliance Officer	N/A

James E. Walter Executive Vice President	N/A

Paul F. Pelosi Director

Fairfield Associates

235 Montgomery Street

San Francisco, CA 94104

Financial Leasing Service, Inc.

235 Montgomery Street

San Francisco, CA 94104

45 Belden Corp.

235 Montgomery Street

San Francisco, CA 94104

City Car Services

235 Montgomery Street

San Francisco, CA 94104

Managing General Partner President President Director

Christopher J. Carey Director	City National Bank 555 South Flower Street Los Angeles, CA 90071	Chief Financial Officer

Item 27.  Principal Underwriter

(a)                                   PFPC Distributors, Inc. (the “Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  As of June 17, 2009, the Underwriter acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds, Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

IndexIQ Trust

Kalmar Pooled Investment Trust

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)                               The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406.  The Underwriter is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Underwriter:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP — April 11, 2007, Secretary and Clerk — May 29, 2007
Mark D. Pinocci	Vice President	December 2, 2008
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John J. Munera	Anti-Money-Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007

(c)                                Not applicable.

Item 28.                                                     Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)                                  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661.

(b)/(c)   With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406-0903.

(c)                                With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

Item 29.                                                   Management Services

Not Applicable.

Item 30.                                                   Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 37 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 16th day of September, 2009.

Matthews International Funds

By	/s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 37 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 16th day of September, 2009, in the capacities indicated.

Signature	Capacity	Date

/s/ William J. Hackett	President and Principal Executive Officer	September 16, 2009
William J. Hackett

/s/ Shai Malka	Treasurer	September 16, 2009
Shai Malka

/s/ Geoffrey H. Bobroff*	Trustee	September 16, 2009
Geoffrey H. Bobroff

/s/ Jonathan Zeschin*	Trustee	September 16, 2009
Jonathan Zeschin

/s/ G. Paul Matthews*	Trustee	September 16, 2009
G. Paul Matthews

/s/ Rhoda Rossman*	Trustee	September 16, 2009
Rhoda Rossman

/s/ Toshi Shibano*	Trustee	September 16, 2009
Toshi Shibano

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent
pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(p)(6)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC